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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

     Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for three of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund for the six months ended November 30, 2007. These three series have a May 31 fiscal year end.

Date of reporting period: November 30, 2007

Item 1 - Reports to Stockholders.

Evergreen Market Index Funds

Evergreen

MARKET INDEX FUNDS

Semiannual Report
as of November 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen funds contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year onForm N-Q. Each fund's Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, each fund's Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of each fund's proxy voting policies and procedures, as well as information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. Each fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer Subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS JANUARY 2008

Dear Shareholder,

We are pleased to provide the Semiannual Report for Evergreen Market Index Funds for the six-month period ended November 30, 2007.

Equity investors in the U.S. faced an increasingly challenging environment during the six-month period as fears grew about the overall economic effects of weakness in the housing industry and a widening credit crisis that began with the meltdown of the subprime mortgage market. Stock prices were volatile throughout the period, but the major market indexes appeared to bounce back from several early setbacks before falling sharply in the final month of the period. As worries grew about the slowing of the nation’s economic expansion and a deceleration of corporate profit growth, large cap stocks tended to be preferred over smaller cap stocks, while growth stocks maintained a performance edge over value stocks. Foreign equity markets also became more volatile during the period, despite evidence of persistently solid growth in most economies outside the U.S. In the domestic fixed-income market, Treasury prices rose as their yields declined in a general flight to quality. Investors sought to avoid credit risk, and yield spreads between Treasuries and high-yield corporate bonds widened as corporate bonds, in general, fell out of favor.

The U.S. economy appeared to maintain its growth path early in the six-month period, with robust export activity and healthy business investment spending offsetting declines in residential home values. Despite the credit crisis and the housing slump, U.S. Gross Domestic Product grew by approximately 4.0% from April through September. However, the economy slowed noticeably as the period progressed. The combination of mortgage-related weakness, higher energy prices and tighter lending standards limited both consumer spending and business investment in the closing months of the period, helping prompt the Federal Reserve Board to begin adding liquidity to the nation’s financial system. Operating earnings of companies in the S&P 500 Index declined for the third quarter of the year, principally because of massive write-downs by major corporations, most notably in the financials sector.

During the six-month period, the portfolio manager of Evergreen’s three market index funds continued to implement quantitative-based methodologies intended to produce results consistent with underlying stock market indexes of each portfolio. Evergreen Market Index Fund, for example, is designed to reflect the results of the Standard & Poor’s 500 Index, a benchmark for the overall stock market. Evergreen Market Index Growth Fund is designed to reflect the performance of the Russell 1000 Growth Index, a standard for large cap growth stocks, while Evergreen Market Index Value Fund is intended to be in line with the Russell 1000 Value Index, which reflects the performance of large cap value stocks.

We believe the experiences in the investment markets during the past six months have underscored the value of a well diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

Market Index Fund
FUND AT A GLANCE
as of November 30, 2007

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Morningstar Style Box

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
6-month return	-2.35%
Average annual return
1-year	7.72%
5-year	11.60%
Since portfolio inception	12.67%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Fund Class I shares versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective may be changed without a vote of the fund's shareholders.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

All data is as of November 30, 2007, and subject to change.

Market Index Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2007	11/30/2007	Period*
Actual
Class I	$1,000.00	$976.52	$0.15
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.85	$0.15

*Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

Market Index Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Six Months Ended
	November 30,	Year Ended May 31,
	2007
	(unaudited)	2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$14.48	$14.50	$13.81	$12.97	$11.02	$10.00

Income from investment operations
Net investment income (loss)	0.14	0.27[2]	0.27[2]	0.30	0.18	0.12
Net realized and unrealized gains or losses on
investments	(0.48)	2.76	0.91	0.76	1.83	0.94

Total from investment operations	(0.34)	3.03	1.18	1.06	2.01	1.06

Distributions to shareholders from
Net investment income	0	(0.30)	(0.32)	(0.20)	(0.06)	(0.04)
Net realized gains	0	(2.75)	(0.17)	(0.02)	0	0

Total distributions to shareholders	0	(3.05)	(0.49)	(0.22)	(0.06)	(0.04)

Net asset value, end of period	$14.14	$14.48	$14.50	$13.81	$12.97	$11.02

Total return	(2.35)%	22.78%	8.56%	8.24%	18.25%	10.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$545,310	$558,366	$406,581	$722,863	$716,998	$477,477
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.03%[3]	0.03%	0.03%	0.03%	0.02%	0.02%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.46%[3]	0.46%	0.46%	0.46%	0.45%	0.48%[3]
Net investment income (loss)	1.91%[3]	1.93%	1.90%	2.08%	1.70%	1.84%[3]
Portfolio turnover rate	2%	5%	6%	6%	2%	3%

[1]	For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
[2]	Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Fund
November 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 97.2%
CONSUMER DISCRETIONARY 8.6%
Auto Components 0.2%
Goodyear Tire & Rubber Co. * Þ	8,576	$ 246,560
Johnson Controls, Inc.	24,141	932,325

		1,178,885

Automobiles 0.3%
Ford Motor Co. * Þ	85,334	640,859
General Motors Corp. Þ	22,999	686,060
Harley-Davidson, Inc.	10,210	490,284

		1,817,203

Distributors 0.1%
Genuine Parts Co.	6,906	331,833

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	5,775	441,903
H&R Block, Inc.	13,194	259,658

		701,561

Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	17,735	800,203
Darden Restaurants, Inc.	5,758	229,111
Harrah's Entertainment, Inc.	7,610	670,213
International Game Technology	13,640	595,522
Marriott International, Inc., Class A	12,988	487,050
McDonald's Corp.	48,437	2,832,111
Starbucks Corp. *	30,291	708,506
Starwood Hotels & Resorts Worldwide, Inc.	8,094	434,486
Wendy's International, Inc.	3,550	99,507
Wyndham Worldwide Corp. *	7,259	211,745
Yum! Brands, Inc.	21,133	785,091

		7,853,545

Household Durables 0.4%
Black & Decker Corp. Þ	2,670	220,676
Centex Corp. Þ	4,876	101,713
D.R. Horton, Inc. Þ	11,106	132,939
Fortune Brands, Inc.	6,225	477,146
Harman International Industries, Inc.	2,458	180,909
KB Home Þ	3,129	65,365
Leggett & Platt, Inc. Þ	7,100	146,118
Lennar Corp., Class A Þ	5,667	89,765
Newell Rubbermaid, Inc.	11,230	300,740
Pulte Homes, Inc. Þ	8,633	88,229
Snap-On, Inc.	2,354	115,064
Stanley Works Þ	3,336	173,972
Whirlpool Corp. Þ	3,170	256,643

		2,349,279

Internet & Catalog Retail 0.3%
Amazon.com, Inc. * Þ	12,421	1,124,846
Expedia, Inc. * Þ	8,305	270,743

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
November 30, 2007 (unaudited)

IAC/InterActiveCorp. Þ	7,765	216,100

		1,611,689

Leisure Equipment & Products 0.2%
Brunswick Corp. Þ	3,613	73,669
Eastman Kodak Co. Þ	11,665	273,894
Hasbro, Inc. Þ	5,977	165,981
Mattel, Inc.	14,910	297,902

		811,446

Media 2.9%
CBS Corp., Class B Þ	27,838	763,596
Clear Channel Communications, Inc.	20,237	726,508
Comcast Corp., Class A * Þ	125,612	2,580,071
DIRECTV Group, Inc. *	29,178	725,657
Dow Jones & Co., Inc.	2,652	158,457
E.W. Scripps Co., Class A Þ	3,648	158,506
Gannett Co., Inc.	9,466	347,876
Interpublic Group of Cos. * Þ	19,162	181,847
McGraw-Hill Cos.	13,774	676,028
Meredith Corp.	1,564	86,098
New York Times Co., Class A Þ	5,849	96,509
News Corp., Class A	94,089	1,982,455
Omnicom Group, Inc.	13,343	650,471
Time Warner, Inc.	151,570	2,616,098
Tribune Co. Þ	3,129	97,124
Viacom, Inc., Class B *	27,906	1,172,610
Walt Disney Co.	78,885	2,615,038

		15,634,949

Multi-line Retail 0.8%
Big Lots, Inc. * Þ	4,136	77,219
Dillard's, Inc., Class A Þ	2,473	50,424
Family Dollar Stores, Inc. Þ	5,917	139,345
J.C. Penney Co., Inc.	9,008	397,433
Kohl's Corp. *	12,916	636,501
Macy's, Inc.	17,620	522,433
Nordstrom, Inc. Þ	8,040	269,662
Sears Holdings Corp. * Þ	3,077	324,654
Target Corp.	34,408	2,066,545

		4,484,216

Specialty Retail 1.5%
Abercrombie & Fitch Co., Class A Þ	3,523	289,027
AutoNation, Inc. *	5,608	92,532
AutoZone, Inc. *	1,860	207,632
Bed, Bath & Beyond, Inc. * Þ	11,028	346,831
Best Buy Co., Inc. Þ	14,263	728,126
Circuit City Stores, Inc. Þ	6,849	44,313
Gap, Inc.	20,114	410,325
Home Depot, Inc.	68,629	1,960,044
Limited Brands, Inc.	12,958	260,197
Lowe's Cos.	60,095	1,466,919
Office Depot, Inc. *	11,086	190,014
OfficeMax, Inc.	3,062	76,336
RadioShack Corp. Þ	5,600	103,600

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
November 30, 2007 (unaudited)

Sherwin-Williams Co. Þ	4,413	277,269
Staples, Inc.	29,016	687,679
Tiffany & Co.	5,557	258,011
TJX Cos.	18,071	530,203

		7,929,058

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	15,164	563,191
Jones Apparel Group, Inc. Þ	3,465	64,588
Liz Claiborne, Inc. Þ	4,156	104,274
Nike, Inc., Class B	15,714	1,031,624
Polo Ralph Lauren Corp.	2,435	167,966
VF Corp.	3,612	270,142

		2,201,785

CONSUMER STAPLES 10.0%
Beverages 2.4%
Anheuser-Busch Companies, Inc.	30,465	1,606,115
Brown-Forman Corp., Class B	3,515	248,300
Coca-Cola Co.	80,866	5,021,779
Coca-Cola Enterprises, Inc.	11,585	300,862
Constellation Brands, Inc., Class A *	7,886	185,715
Molson Coors Brewing Co., Class B	5,540	298,274
Pepsi Bottling Group, Inc.	5,695	243,006
PepsiCo, Inc.	65,670	5,068,410

		12,972,461

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	17,799	1,199,653
CVS Caremark Corp.	60,188	2,412,937
Kroger Co.	28,755	826,706
Safeway, Inc.	17,846	621,041
SUPERVALU, Inc.	8,539	357,528
Sysco Corp.	24,791	805,955
Wal-Mart Stores, Inc.	97,554	4,672,837
Walgreen Co.	40,385	1,477,687
Whole Foods Market, Inc. Þ	5,649	242,963

		12,617,307

Food Products 1.4%
Archer Daniels Midland Co.	26,157	950,807
Campbell Soup Co.	9,133	335,364
ConAgra Foods, Inc.	19,907	498,073
Dean Foods Co. Þ	5,264	131,284
General Mills, Inc.	13,420	807,213
H.J. Heinz Co.	12,971	613,528
Hershey Co. Þ	6,871	274,222
Kellogg Co.	10,783	582,713
Kraft Foods, Inc., Class A	64,082	2,214,033
McCormick & Co., Inc.	5,271	201,405
Sara Lee Corp.	29,447	495,593
Tyson Foods, Inc., Class A	11,180	166,694
Wm. Wrigley Jr. Co.	8,829	565,056

		7,835,985

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
November 30, 2007 (unaudited)

Household Products 2.3%
Clorox Co.	5,624	364,885
Colgate-Palmolive Co.	20,726	1,659,738
Kimberly-Clark Corp.	17,298	1,207,574
Procter & Gamble Co.	126,837	9,385,938

		12,618,135

Personal Products 0.2%
Avon Products, Inc.	17,584	721,823
Estee Lauder Cos., Class A	4,659	209,096

		930,919

Tobacco 1.4%
Altria Group, Inc.	85,562	6,636,189
Reynolds American, Inc. Þ	6,954	486,919
UST, Inc. Þ	6,477	375,018

		7,498,126

ENERGY 11.5%
Energy Equipment & Services 2.3%
Baker Hughes, Inc.	12,988	1,042,547
BJ Services Co.	11,852	291,322
ENSCO International, Inc.	6,015	323,908
Halliburton Co.	36,179	1,324,513
Nabors Industries, Ltd. *	11,428	307,413
National Oilwell Varco, Inc. *	14,478	986,676
Noble Corp.	10,912	568,843
Rowan Companies, Inc.	4,492	159,017
Schlumberger, Ltd.	48,449	4,527,559
Smith International, Inc. Þ	8,150	511,168
Transocean, Inc. *	12,587	1,728,097
Weatherford International, Ltd. *	13,696	857,643

		12,628,706

Oil, Gas & Consumable Fuels 9.2%
Anadarko Petroleum Corp.	18,854	1,067,136
Apache Corp.	13,494	1,306,084
Chesapeake Energy Corp. Þ	17,992	680,997
Chevron Corp.	86,639	7,604,305
ConocoPhillips	66,134	5,293,365
Consol Energy, Inc.	7,410	439,265
Devon Energy Corp.	18,127	1,501,097
El Paso Corp.	28,473	457,846
EOG Resources, Inc.	9,950	823,661
Exxon Mobil Corp.	225,417	20,098,180
Hess Corp.	11,244	800,798
Marathon Oil Corp.	29,076	1,625,348
Murphy Oil Corp.	7,661	547,915
Noble Energy, Inc.	6,955	501,038
Occidental Petroleum Corp.	33,764	2,355,717
Peabody Energy Corp.	10,791	600,411
Spectra Energy Corp.	25,691	633,026
Sunoco, Inc.	4,892	328,253
Tesoro Corp.	5,561	273,490
Valero Energy Corp.	22,509	1,464,661

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
November 30, 2007 (unaudited)

Williams Cos.	24,395	846,751
XTO Energy, Inc.	15,681	969,400

		50,218,744

FINANCIALS 18.0%
Capital Markets 3.3%
American Capital Strategies, Ltd. Þ	7,638	287,265
Ameriprise Financial, Inc.	9,563	561,252
Bank of New York Mellon Corp.	46,246	2,217,958
Bear Stearns Cos. Þ	4,720	470,584
Charles Schwab Corp.	38,520	936,421
E*TRADE Financial Corp. * Þ	17,284	79,506
Federated Investors, Inc., Class B	3,558	145,131
Franklin Resources, Inc.	6,597	812,618
Goldman Sachs Group, Inc.	16,487	3,736,614
Janus Capital Group, Inc. Þ	6,415	215,352
Legg Mason, Inc.	5,396	411,769
Lehman Brothers Holdings, Inc.	21,573	1,351,117
Merrill Lynch & Co., Inc.	35,031	2,099,758
Morgan Stanley	42,779	2,255,309
Northern Trust Corp.	7,782	630,264
State Street Corp.	15,831	1,264,739
T. Rowe Price Group, Inc.	10,777	662,570

		18,138,227

Commercial Banks 3.2%
BB&T Corp.	22,433	809,383
Comerica, Inc.	6,219	284,706
Commerce Bancorp, Inc.	7,813	311,114
Fifth Third Bancorp	21,772	651,201
First Horizon National Corp. Þ	5,131	113,292
Huntington Bancshares, Inc.	14,872	233,342
KeyCorp	15,825	416,830
M&T Bank Corp.	3,048	277,246
Marshall & Ilsley Corp. Þ	10,833	340,914
National City Corp. Þ	25,738	508,583
PNC Financial Services Group, Inc.	13,900	1,017,619
Regions Financial Corp.	28,610	756,162
SunTrust Banks, Inc.	14,187	994,651
Synovus Financial Corp. Þ	13,307	331,211
U.S. Bancorp	70,168	2,321,859
Wachovia Corp. °	77,344	3,325,792
Wells Fargo & Co.	135,848	4,405,551
Zions Bancorp	4,372	238,580

		17,338,036

Consumer Finance 0.9%
American Express Co.	48,076	2,835,522
Capital One Financial Corp.	16,976	904,991
Discover Financial Services	19,396	336,908
SLM Corp.	16,770	638,602

		4,716,023

Diversified Financial Services 4.6%
Bank of America Corp.	180,347	8,319,407
CIT Group, Inc.	7,755	206,283

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
November 30, 2007 (unaudited)

Citigroup, Inc.	202,181	6,732,627
CME Group, Inc., Class A Þ	2,159	1,421,918
IntercontinentalExchange, Inc.	2,816	470,159
JPMorgan Chase & Co.	137,532	6,274,210
Leucadia National Corp.	6,692	314,256
Moody's Corp.	9,004	339,091
NYSE Euronext	10,730	929,218

		25,007,169

Insurance 4.2%
ACE, Ltd.	13,372	800,047
AFLAC, Inc.	19,853	1,243,592
Allstate Corp.	23,776	1,215,429
Ambac Financial Group, Inc. Þ	4,135	112,596
American International Group, Inc.	104,224	6,058,541
AON Corp.	11,899	594,593
Assurant, Inc. Þ	3,922	256,616
Chubb Corp.	15,985	871,982
Cincinnati Financial Corp.	6,991	279,500
Genworth Financial, Inc., Class A	17,992	472,110
Hartford Financial Services Group, Inc.	12,912	1,230,772
Lincoln National Corp.	11,001	677,332
Loews Corp.	18,069	863,517
Marsh & McLennan Cos.	22,029	553,368
MBIA, Inc. Þ	5,143	187,771
MetLife, Inc.	30,193	1,980,359
Principal Financial Group, Inc.	10,795	706,965
Progressive Corp.	29,430	541,512
Prudential Financial, Inc.	18,655	1,756,182
SAFECO Corp.	3,843	221,780
Torchmark Corp.	3,889	239,873
Travelers Companies, Inc.	26,683	1,417,134
UnumProvident Corp.	14,664	364,254
XL Capital, Ltd., Class A	7,387	432,361

		23,078,186

Real Estate Investment Trusts 1.1%
Apartment Investment & Management Co., Class A	3,932	156,376
AvalonBay Communities, Inc.	3,241	322,285
Boston Properties, Inc.	4,838	476,156
Developers Diversified Realty Corp.	5,048	224,182
Equity Residential	11,264	419,133
General Growth Properties, Inc.	9,981	463,518
Host Hotels & Resorts, Inc.	21,226	407,327
Kimco Realty Corp.	10,251	404,812
Plum Creek Timber Co., Inc.	7,095	328,995
ProLogis	10,444	683,246
Public Storage, Inc.	5,059	391,263
Simon Property Group, Inc.	9,080	893,926
Vornado Realty Trust	5,437	489,330

		5,660,549

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A * Þ	8,014	190,332

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
November 30, 2007 (unaudited)

Thrifts & Mortgage Finance 0.7%
Countrywide Financial Corp. Þ	23,411	253,307
Fannie Mae	39,564	1,520,049
Freddie Mac	26,424	926,690
Hudson City Bancorp, Inc.	21,615	328,980
MGIC Investment Corp. Þ	3,331	78,345
Sovereign Bancorp, Inc.	14,606	171,913
Washington Mutual, Inc. Þ	35,592	694,044

		3,973,328

HEALTH CARE 11.9%
Biotechnology 1.3%
Amgen, Inc. *	44,168	2,440,282
Biogen Idec, Inc. *	11,702	867,352
Celgene Corp. *	15,555	957,410
Genzyme Corp. *	10,718	803,100
Gilead Sciences, Inc. *	37,650	1,752,231

		6,820,375

Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	26,204	1,568,833
Becton, Dickinson & Co.	9,892	818,365
Boston Scientific Corp. *	54,222	684,824
C.R. Bard, Inc.	4,201	355,111
Covidien, Ltd.	20,207	810,503
Hospira, Inc. *	6,385	276,471
Medtronic, Inc.	46,094	2,343,880
St. Jude Medical, Inc. *	13,855	550,736
Stryker Corp.	9,643	700,371
Varian Medical Systems, Inc. *	5,138	256,694
Zimmer Holdings, Inc. *	9,599	621,343

		8,987,131

Health Care Providers & Services 2.3%
Aetna, Inc.	20,785	1,161,466
AmerisourceBergen Corp.	7,323	332,244
Cardinal Health, Inc.	14,816	897,109
CIGNA Corp.	11,496	616,301
Coventry Health Care, Inc. *	6,352	367,654
Express Scripts, Inc. *	10,480	710,020
Humana, Inc. *	6,851	527,732
Laboratory Corporation of America Holdings *	4,767	346,418
McKesson Corp.	12,030	802,762
Medco Health Solutions, Inc. *	11,005	1,100,390
Patterson Companies, Inc. *	5,688	183,040
Quest Diagnostics, Inc.	6,353	349,796
Tenet Healthcare Corp. * Þ	19,259	106,117
UnitedHealth Group, Inc.	53,847	2,961,585
WellPoint, Inc. *	23,221	1,955,440

		12,418,074

Health Care Technology 0.0%
IMS Health, Inc.	7,924	185,026

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
November 30, 2007 (unaudited)

Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group	7,453	254,595
Millipore Corp. * Þ	2,193	179,563
PerkinElmer, Inc.	4,930	134,490
Thermo Fisher Scientific, Inc. *	17,337	999,305
Waters Corp. *	4,056	316,530

		1,884,483

Pharmaceuticals 6.4%
Abbott Laboratories	62,812	3,612,318
Allergan, Inc.	12,498	837,866
Barr Pharmaceuticals, Inc. *	4,357	233,971
Bristol-Myers Squibb Co.	80,388	2,381,896
Eli Lilly & Co.	40,108	2,123,719
Forest Laboratories, Inc. *	12,849	495,329
Johnson & Johnson	117,642	7,969,069
King Pharmaceuticals, Inc. *	9,924	105,095
Merck & Co., Inc.	88,454	5,250,629
Mylan Laboratories, Inc. Þ	12,286	176,673
Pfizer, Inc.	281,538	6,689,343
Schering-Plough Corp.	65,817	2,060,072
Watson Pharmaceuticals, Inc. *	4,166	122,106
Wyeth	54,650	2,683,315

		34,741,401

INDUSTRIALS 11.2%
Aerospace & Defense 2.8%
Boeing Co.	31,852	2,947,584
General Dynamics Corp.	16,489	1,463,893
Goodrich Corp.	5,090	362,866
Honeywell International, Inc.	30,417	1,722,211
L-3 Communications Holdings, Inc.	5,123	566,860
Lockheed Martin Corp.	14,112	1,561,775
Northrop Grumman Corp.	13,968	1,100,539
Precision Castparts Corp.	5,603	825,546
Raytheon Co.	17,775	1,099,384
Rockwell Collins Corp.	6,774	488,541
United Technologies Corp.	40,309	3,013,904

		15,153,103

Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	7,015	361,623
Expeditors International of Washington, Inc.	8,657	406,186
FedEx Corp.	12,549	1,235,700
United Parcel Service, Inc., Class B	42,667	3,143,705

		5,147,214

Airlines 0.1%
Southwest Airlines Co.	30,373	429,778

Building Products 0.1%
American Standard Companies, Inc.	6,967	255,758
Masco Corp.	14,922	334,253

		590,011

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
November 30, 2007 (unaudited)

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc. *	11,720	133,725
Avery Dennison Corp.	4,328	225,532
Cintas Corp.	5,483	175,401
Equifax, Inc.	5,358	199,478
Monster Worldwide, Inc. *	5,379	181,649
Pitney Bowes, Inc.	8,936	344,036
R.R. Donnelley & Sons Co.	9,027	330,930
Robert Half International, Inc.	6,663	179,635
Waste Management, Inc.	21,098	724,083

		2,494,469

Construction & Engineering 0.2%
Fluor Corp.	3,589	528,193
Jacobs Engineering Group, Inc. *	4,874	408,295

		936,488

Electrical Equipment 0.5%
Cooper Industries, Inc.	7,466	374,942
Emerson Electric Co.	32,190	1,835,474
Rockwell Automation, Inc.	6,200	420,918

		2,631,334

Industrial Conglomerates 3.6%
3M Co.	29,093	2,422,283
General Electric Co.	416,435	15,945,296
Textron, Inc.	10,149	700,789
Tyco International, Ltd.	20,205	810,827

		19,879,195

Machinery 1.8%
Caterpillar, Inc.	25,977	1,867,746
Cummins, Inc.	4,229	494,370
Danaher Corp.	10,020	869,936
Deere & Co.	9,018	1,549,293
Dover Corp.	8,315	384,818
Eaton Corp.	5,922	528,894
Illinois Tool Works, Inc.	17,052	946,386
Ingersoll-Rand Co., Ltd., Class A	11,651	601,658
ITT Corp.	7,360	474,278
Manitowoc Co. Inc.	5,099	223,591
Paccar, Inc. Þ	15,156	767,045
Pall Corp.	4,983	190,600
Parker Hannifin Corp.	7,081	562,444
Terex Corp. *	4,142	266,952

		9,728,011

Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	12,209	1,019,696
CSX Corp.	17,843	749,406
Norfolk Southern Corp.	15,997	819,206
Ryder System, Inc.	2,432	105,451
Union Pacific Corp.	10,827	1,365,718

		4,059,477

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
November 30, 2007 (unaudited)

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc. Þ	2,738	241,766

INFORMATION TECHNOLOGY 15.9%
Communications Equipment 2.5%
Ciena Corp. * Þ	3,494	153,666
Cisco Systems, Inc. *	247,552	6,936,407
Corning, Inc.	63,931	1,552,884
JDS Uniphase Corp. * Þ	8,602	115,783
Juniper Networks, Inc. *	20,895	620,999
Motorola, Inc.	94,072	1,502,330
QUALCOMM, Inc.	68,046	2,774,916
Tellabs, Inc. * Þ	17,814	123,986

		13,780,971

Computers & Peripherals 4.3%
Apple, Inc. *	35,345	6,440,566
Dell, Inc. *	92,325	2,265,655
EMC Corp. *	85,240	1,642,575
Hewlett-Packard Co.	104,780	5,360,545
International Business Machines Corp.	55,291	5,815,507
Lexmark International, Inc., Class A * Þ	3,841	133,974
Network Appliance, Inc. *	14,462	357,356
QLogic Corp. *	5,563	75,212
SanDisk Corp. * Þ	9,260	346,694
Sun Microsystems, Inc.	33,677	699,803
Teradata Corp.	7,336	190,443

		23,328,330

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	15,710	594,309
Jabil Circuit, Inc.	8,436	142,990
Molex, Inc.	5,836	160,840
Tyco Electronics, Ltd.	20,207	755,540

		1,653,679

Internet Software & Services 1.9%
Akamai Technologies, Inc. * Þ	6,731	256,182
eBay, Inc. *	46,370	1,554,786
Google, Inc., Class A *	9,388	6,505,884
VeriSign, Inc. *	8,980	367,282
Yahoo!, Inc. *	54,753	1,467,928

		10,152,062

IT Services 0.8%
Affiliated Computer Services, Inc., Class A *	4,046	169,770
Automatic Data Processing, Inc.	21,584	972,575
Cognizant Technology Solutions Corp., Class A *	11,754	365,550
Computer Sciences Corp. * Þ	7,072	373,543
Convergys Corp. *	5,510	89,868
Electronic Data Systems Corp.	20,685	419,078
Fidelity National Information Services, Inc.	6,905	298,434
Fiserv, Inc. *	6,782	348,120
Paychex, Inc.	13,825	539,175
Unisys Corp. * Þ	14,223	70,546

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
November 30, 2007 (unaudited)

Western Union Co.	31,403	709,708

		4,356,367

Office Electronics 0.1%
Xerox Corp. *	38,036	642,048

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. * Þ	24,345	237,607
Altera Corp.	13,651	256,366
Analog Devices, Inc.	12,647	389,275
Applied Materials, Inc.	56,010	1,054,668
Broadcom Corp., Class A *	19,066	509,825
Intel Corp.	237,355	6,190,218
KLA-Tencor Corp. Þ	7,403	355,936
Linear Technology Corp. Þ	9,023	274,840
LSI Logic Corp. * Þ	29,103	161,522
MEMC Electronic Materials, Inc. *	9,148	709,702
Microchip Technology, Inc.	8,837	254,417
Micron Technology, Inc. * Þ	30,762	255,940
National Semiconductor Corp.	9,771	223,365
Novellus Systems, Inc. *	4,720	122,767
NVIDIA Corp. *	22,305	703,500
Teradyne, Inc. * Þ	7,057	76,851
Texas Instruments, Inc.	58,082	1,833,649
Xilinx, Inc.	12,026	263,369

		13,873,817

Software 3.4%
Adobe Systems, Inc. *	23,916	1,007,820
Autodesk, Inc. *	9,348	440,197
BMC Software, Inc. *	8,177	270,495
CA, Inc.	15,796	386,844
Citrix Systems, Inc. *	7,710	285,116
Compuware Corp. *	11,632	96,080
Electronic Arts, Inc. *	12,642	710,354
Intuit, Inc. *	13,774	403,854
Microsoft Corp.	327,701	11,010,754
Novell, Inc. *	14,219	99,818
Oracle Corp. *	160,013	3,229,062
Symantec Corp. *	36,555	650,679

		18,591,073

MATERIALS 3.2%
Chemicals 1.7%
Air Products & Chemicals, Inc.	8,782	869,769
Ashland, Inc.	2,272	111,873
Dow Chemical Co.	38,613	1,619,429
E.I. DuPont de Nemours & Co.	37,413	1,726,610
Eastman Chemical Co.	3,416	219,341
Ecolab, Inc.	7,079	339,084
Hercules, Inc. *	4,715	91,518
International Flavors & Fragrances, Inc.	3,306	165,763
Monsanto Co.	22,169	2,202,934
PPG Industries, Inc.	6,668	457,692
Praxair, Inc.	13,000	1,109,940
Rohm & Haas Co. Þ	5,161	280,604

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
November 30, 2007 (unaudited)

Sigma-Aldrich Corp.	5,336	280,940

		9,475,497

Construction Materials 0.1%
Vulcan Materials Co. Þ	4,390	389,832

Containers & Packaging 0.1%
Ball Corp.	4,162	192,492
Bemis Co., Inc. Þ	4,247	115,221
Pactiv Corp. *	5,313	134,950
Sealed Air Corp.	6,564	153,401
Temple-Inland, Inc. Þ	4,307	197,993

		794,057

Metals & Mining 1.0%
Alcoa, Inc.	35,930	1,306,774
Allegheny Technologies, Inc.	4,154	406,054
Freeport-McMoRan Copper & Gold, Inc.	15,515	1,534,899
Newmont Mining Corp.	18,352	911,911
NuCor Corp.	11,701	692,816
Titanium Metals Corp. * Þ	3,560	105,625
United States Steel Corp.	4,805	469,448

		5,427,527

Paper & Forest Products 0.3%
International Paper Co.	17,462	589,343
MeadWestvaco Corp. Þ	7,455	245,046
Weyerhaeuser Co.	8,773	642,008

		1,476,397

TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	247,880	9,471,495
CenturyTel, Inc.	4,549	193,924
Citizens Communications Co.	13,829	179,500
Embarq Corp.	6,201	315,941
Qwest Communications International, Inc. * Þ	64,934	430,512
Verizon Communications, Inc.	117,968	5,097,397
Windstream Corp.	19,403	251,269

		15,940,038

Wireless Telecommunication Services 0.5%
American Tower Corp., Class A *	16,697	760,381
Sprint Nextel Corp.	115,695	1,795,587

		2,555,968

UTILITIES 3.5%
Electric Utilities 2.1%
Allegheny Energy, Inc. *	6,750	410,062
American Electric Power Co., Inc.	16,225	773,446
Consolidated Edison, Inc. Þ	11,013	533,580
Duke Energy Corp.	51,219	1,013,624
Edison International	13,242	741,287
Entergy Corp.	7,953	950,702
Exelon Corp.	27,400	2,221,318
FirstEnergy Corp.	12,389	849,390

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
November 30, 2007 (unaudited)

FPL Group, Inc.	16,535	1,153,482
Pepco Holdings, Inc.	7,865	221,006
Pinnacle West Capital Corp.	4,077	174,740
PPL Corp.	15,570	793,447
Progress Energy, Inc.	10,523	513,733
Southern Co.	30,744	1,156,589

		11,506,406

Gas Utilities 0.1%
Nicor, Inc. Þ	1,834	77,285
Questar Corp.	7,016	375,005

		452,290

Independent Power Producers & Energy Traders 0.3%
AES Corp. *	27,174	593,752
Constellation Energy Group, Inc.	7,336	735,140
Dynegy, Inc., Class A *	20,142	153,281

		1,482,173

Multi-Utilities 1.0%
Ameren Corp.	8,438	454,386
CenterPoint Energy, Inc. Þ	13,054	233,014
CMS Energy Corp. Þ	9,128	159,101
Dominion Resources, Inc. Þ	23,656	1,117,273
DTE Energy Co.	6,936	340,211
Integrys Energy Group, Inc. Þ	3,089	157,570
NiSource, Inc.	11,143	206,257
PG&E Corp.	14,362	664,530
Public Service Enterprise Group, Inc.	10,335	989,473
Sempra Energy	10,731	671,975
TECO Energy, Inc.	8,557	148,207
Xcel Energy, Inc. Þ	17,065	394,372

		5,536,369

Total Common Stocks (cost $351,605,629)		530,069,919

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 4.5%
MUTUAL FUND SHARES 4.5%
Navigator Prime Portfolio, 4.79% § (cost $24,494,657)	24,494,657	24,494,657

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 2.5%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
3.15%, 02/21/2008 ß ƒ	$ 100,000	99,300
3.39%, 02/07/2008 ß ƒ	500,000	496,892
3.53%, 12/27/2007 ß ƒ	100,000	99,765
3.95%, 01/10/2008 ß ƒ	50,000	49,792

		745,749

	Shares	Value

MUTUAL FUND SHARES 2.4%
Evergreen Institutional Money Market Fund, Class I, 4.88% q ø	13,091,431	13,091,431

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
November 30, 2007 (unaudited)

Total Short-Term Investments (cost $13,837,180)	13,837,180

Total Investments (cost $389,937,466) 104.2%	568,401,756
Other Assets and Liabilities (4.2%)	(23,091,474)

Net Assets 100.0%	$ 545,310,282

*	Non-income producing security
Þ	All or a portion of this security is on loan.
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $2,792,832 at November 30, 2007. The Fund earned $99,043 of income from Wachovia Corporation during the six months ended
November 30, 2007 which is included in income from affiliates.
§	Rate shown is the 1-day annualized yield at period end.
ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of November 30, 2007:

Financials	18.4%
Information Technology	16.3%
Health Care	12.3%
Energy	11.9%
Industrials	11.6%
Consumer Staples	10.3%
Consumer Discretionary	8.8%
Utilities	3.6%
Telecommunication Services	3.5%
Materials	3.3%

100.0%

See Combined Notes to Financial Statements

Market Index Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $374,053,203) including $25,987,396 of securities loaned	$ 551,984,533
Investments in affiliates, at value (cost $15,884,263)	16,417,223

Total investments	568,401,756
Receivable for securities sold	213,580
Dividends receivable	1,161,161
Receivable for daily variation margin on open futures contracts	125,460
Receivable for securities lending income	4,202
Receivable from investment advisor	5,096

Total assets	569,911,255

Liabilities
Payable for securities purchased	49,955
Payable for securities on loan	24,494,657
Due to related parties	4,509
Accrued expenses and other liabilities	51,852

Total liabilities	24,600,973

Net assets	$ 545,310,282

Net assets represented by
Paid-in capital	$ 340,295,714
Undistributed net investment income	14,318,264
Accumulated net realized gains on investments	12,365,161
Net unrealized gains on investments	178,331,143

Total net assets	$ 545,310,282

Shares outstanding (unlimited number of shares authorized)
Class I	38,562,596

Net asset value per share
Class I	$ 14.14

See Combined Notes to Financial Statements

Market Index Fund

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2007 (unaudited)

Investment income
Dividends	$ 4,973,465
Income from affiliates	357,020
Securities lending	29,120
Interest	11,887

Total investment income	5,371,492

Expenses
Advisory fee	887,617
Administrative services fee	275,603
Transfer agent fees	31
Trustees' fees and expenses	6,198
Printing and postage expenses	8,363
Custodian and accounting fees	70,913
Registration and filing fees	956
Professional fees	16,978
Other	11,287

Total expenses	1,277,946
Less: Expense reductions	(5,466)
Fee waivers and expense reimbursements	(1,204,522)

Net expenses	67,958

Net investment income	5,303,534

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	5,929,827
Futures contracts	98,219

Net realized gains on investments	6,028,046
Net change in unrealized gains or losses on investments	(24,386,964)

Net realized and unrealized gains or losses on investments	(18,358,918)

Net decrease in net assets resulting from operations	$ (13,055,384)

See Combined Notes to Financial Statements

Market Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2007		Year Ended
	(unaudited)		May 31, 2007

Operations
Net investment income	$ 5,303,534		$ 9,131,218
Net realized gains on investments		6,028,046		6,502,723
Net change in unrealized gains or
losses on investments		(24,386,964)		82,150,520

Net increase (decrease) in net assets
resulting from operations		(13,055,384)		97,784,461

Distributions to shareholders from
Net investment income		0		(11,565,258)
Net realized gains		0		(87,788,507)

Total distributions to shareholders		0		(99,353,765)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	0	0	3,940,886	64,000,000
Net asset value of shares issued in
reinvestment of distributions	0	0	7,339,094	99,353,765
Payment for shares redeemed	0	0	(750,751)	(10,000,000)

Net increase in net assets resulting from
capital share transactions		0		153,353,765

Total increase (decrease) in net assets		(13,055,384)		151,784,461
Net assets
Beginning of period		558,365,666		406,581,205

End of period	$ 545,310,282		$ 558,365,666

Undistributed net investment income	$ 14,318,264		$ 9,014,730

See Combined Notes to Financial Statements

Market Index Growth Fund
FUND AT A GLANCE
as of November 30, 2007

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.
Morningstar’s style box is based on a portfolio date as of 9/30/2007.
The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS
Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
6-month return	2.28%
Average annual return
1-year	12.61%
5-year	10.57%
Since portfolio inception	11.31%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher.  The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their  original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Growth Fund Class I shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective may be changed without a vote of the fund's shareholders.

“Russell 1000 Growth Index” is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

All data is as of November 30, 2007, and subject to change.

Market Index Growth Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2007	11/30/2007	Period*
Actual
Class I	$1,000.00	$1,022.79	$0.15
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.85	$0.15

*Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

Market Index Growth Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Six Months Ended
	November 30,	Year Ended May 31,
	2007
	(unaudited)	2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$15.36	$13.44	$12.99	$12.77	$10.86	$10.00

Income from investment operations
Net investment income (loss)	0.10	0.14	0.18	0.15	0.12	0.07[2]
Net realized and unrealized gains or losses on
investments	0.25	2.53	0.62	0.27	1.83	0.81

Total from investment operations	0.35	2.67	0.80	0.42	1.95	0.88

Distributions to shareholders from
Net investment income	0	(0.16)	(0.15)	(0.12)	(0.04)	(0.02)
Net realized gains	0	(0.59)	(0.20)	(0.08)	0	0

Total distributions to shareholders	0	(0.75)	(0.35)	(0.20)	(0.04)	(0.02)

Net asset value, end of period	$15.71	$15.36	$13.44	$12.99	$12.77	$10.86

Total return	2.28%	20.34%	6.11%	3.28%	17.97%	8.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$914,655	$945,116	$721,771	$854,566	$678,560	$529,545
Ratios to average net assets
Expenses including waivers/reimbursements but	3					3
excluding expense reductions	0.03%	0.03%	0.03%	0.03%	0.02%	0.02%
Expenses excluding waivers/reimbursements	3					3
and expense reductions	0.46%	0.46%	0.46%	0.46%	0.45%	0.48%
Net investment income (loss)	1.14%[3]	1.23%	1.12%	1.45%	1.03%	1.16%[3]
Portfolio turnover rate	19%	18%	25%	15%	9%	2%

[1]	For the period from October 15, 2002 (commencement of class operations), to May 31, 2003.
[2]	Net investment income (loss) per share is based on average shares outstanding during the period.
[3]	Annualized

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Growth Fund
November 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 11.8%
Auto Components 0.4%
Autoliv, Inc.	5,505	$ 321,492
BorgWarner, Inc.	1,417	136,896
Gentex Corp.	16,670	330,400
Goodyear Tire & Rubber Co. * Þ	24,496	704,260
Johnson Controls, Inc.	54,828	2,117,457
Wabco Holdings, Inc.	7,028	330,035

		3,940,540

Automobiles 0.2%
Harley-Davidson, Inc.	28,209	1,354,596
Thor Industries, Inc. Þ	3,684	129,861

		1,484,457

Diversified Consumer Services 0.3%
Apollo Group, Inc., Class A *	16,892	1,292,576
Career Education Corp. *	11,098	318,845
H&R Block, Inc.	37,721	742,349
ITT Educational Services, Inc. *	4,757	538,207
Weight Watchers International, Inc. * Þ	4,137	197,542

		3,089,519

Hotels, Restaurants & Leisure 2.2%
Boyd Gaming Corp. Þ	6,571	254,429
Brinker International, Inc.	12,282	282,854
Burger King Holdings, Inc. *	7,421	195,172
Carnival Corp.	21,213	957,131
Cheesecake Factory, Inc. * Þ	8,406	195,776
Choice Hotels International, Inc. Þ	4,145	143,624
Darden Restaurants, Inc.	16,515	657,132
Harrah's Entertainment, Inc.	12,517	1,102,372
International Game Technology	38,832	1,695,405
Las Vegas Sands Corp. *	12,185	1,381,779
Marriott International, Inc., Class A	38,449	1,441,838
McDonald's Corp.	28,867	1,687,853
MGM MIRAGE *	13,816	1,195,084
Orient Express Hotels, Ltd.	4,686	290,110
Panera Bread Co., Class A * Þ	3,317	132,912
Penn National Gaming, Inc. *	8,577	510,760
Scientific Games Corp., Class A * Þ	7,577	245,419
Starbucks Corp. *	86,529	2,023,913
Starwood Hotels & Resorts Worldwide, Inc.	23,514	1,262,232
Tim Hortons, Inc. Þ	22,120	850,072
Wendy's International, Inc.	10,192	285,682
Wyndham Worldwide Corp. *	1,576	45,972
Wynn Resorts, Ltd. * Þ	6,406	813,178
Yum! Brands, Inc.	61,185	2,273,023

		19,923,722

Household Durables 0.4%
Black & Decker Corp. Þ	3,777	312,169

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
November 30, 2007 (unaudited)

Centex Corp. Þ	716	14,936
Garmin, Ltd. Þ	13,492	1,448,366
Harman International Industries, Inc.	7,064	519,910
Jarden Corp. * Þ	4,114	108,445
Newell Rubbermaid, Inc.	16,843	451,055
NVR, Inc. * Þ	207	101,844
Pulte Homes, Inc. Þ	8,803	89,967
Stanley Works	3,126	163,021
Whirlpool Corp.	6,601	534,417

		3,744,130

Internet & Catalog Retail 0.5%
Amazon.com, Inc. * Þ	35,557	3,220,042
IAC/InterActiveCorp.	1,367	38,044
Liberty Interactive Group, Ser. A *	42,562	857,624
NutriSystem, Inc. Þ	4,013	100,927

		4,216,637

Leisure Equipment & Products 0.1%
Hasbro, Inc.	5,789	160,760
Mattel, Inc.	19,197	383,556
Pool Corp. Þ	5,759	122,782

		667,098

Media 3.2%
Cablevision Systems Corp., Class A *	8,500	229,755
Central European Media Enterprises, Ltd., Class A	3,625	397,699
Clear Channel Communications, Inc.	12,408	445,447
Clear Channel Outdoor Holdings, Inc. * Þ	4,645	126,623
Comcast Corp., Class A * Þ	211,469	4,343,573
CTC Media, Inc. * Þ	6,071	146,068
DIRECTV Group, Inc. *	83,317	2,072,094
Discovery Holding Co., Class A *	18,071	442,017
Dow Jones & Co., Inc.	6,969	416,398
DreamWorks Animation SKG, Inc., Class A *	6,108	160,640
EchoStar Communications Corp., Class A *	24,319	1,048,149
Getty Images, Inc. * Þ	2,832	82,553
Harte-Hanks, Inc. Þ	4,082	68,578
Interpublic Group of Cos. * Þ	33,793	320,696
John Wiley & Sons, Inc., Class A	5,930	249,949
Lamar Advertising Co., Class A Þ	9,660	502,417
Liberty Global, Inc., Class A * Þ	22,827	927,233
McGraw-Hill Cos.	40,089	1,967,568
Meredith Corp.	5,618	309,271
New York Times Co., Class A Þ	4,211	69,481
News Corp., Class A	175,951	3,707,288
Omnicom Group, Inc.	38,640	1,883,700
Regal Entertainment Group, Class A Þ	7,408	146,604
Sirius Satellite Radio, Inc. * Þ	170,795	654,145
Time Warner Cable, Inc.	10,015	260,690
Time Warner, Inc.	63,355	1,093,507
Viacom, Inc., Class B *	71,159	2,990,101
Walt Disney Co.	101,616	3,368,570
Warner Music Group Corp. Þ	2,314	17,471

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
November 30, 2007 (unaudited)

XM Satellite Radio Holdings, Inc., Class A * Þ	33,358	520,385

		28,968,670

Multi-line Retail 1.2%
Big Lots, Inc. * Þ	12,484	233,076
Dollar Tree Stores, Inc. *	11,390	326,437
Family Dollar Stores, Inc. Þ	16,408	386,408
J.C. Penney Co., Inc.	26,375	1,163,665
Kohl's Corp. *	37,510	1,848,493
Nordstrom, Inc. Þ	28,527	956,796
Saks, Inc. Þ	14,149	291,469
Target Corp.	99,909	6,000,535

		11,206,879

Specialty Retail 2.7%
Abercrombie & Fitch Co., Class A	10,251	840,992
Advance Auto Parts, Inc. *	11,789	423,932
American Eagle Outfitters, Inc.	21,694	496,576
AnnTaylor Stores Corp. * Þ	6,044	184,040
AutoZone, Inc. *	5,417	604,700
Barnes & Noble, Inc.	535	20,571
Bed, Bath & Beyond, Inc. *	32,371	1,018,068
Best Buy Co., Inc. Þ	40,309	2,057,774
CarMax, Inc. * Þ	25,255	577,582
Chico's FAS, Inc. * Þ	20,558	232,511
Circuit City Stores, Inc. Þ	8,613	55,726
Coldwater Creek, Inc. * Þ	7,210	59,482
Dick's Sporting Goods, Inc. * Þ	9,441	295,126
GameStop Corp., Class A *	18,387	1,056,333
Guess?, Inc. *	6,348	297,912
Home Depot, Inc.	114,496	3,270,006
Limited Brands, Inc.	37,200	746,976
Lowe's Cos.	175,882	4,293,279
O'Reilly Automotive, Inc. *	13,331	438,057
Office Depot, Inc. *	32,099	550,177
OfficeMax, Inc.	4,040	100,717
PETsMART, Inc.	15,883	452,348
RadioShack Corp. Þ	11,116	205,646
Ross Stores, Inc.	16,229	428,121
Sherwin-Williams Co.	12,972	815,031
Staples, Inc.	83,544	1,979,993
Tiffany & Co.	15,921	739,212
TJX Cos.	53,109	1,558,218
Tractor Supply Co. * Þ	4,034	165,475
Urban Outfitters, Inc. * Þ	13,227	346,547
Williams-Sonoma, Inc. Þ	10,629	309,410

		24,620,538

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc. *	43,352	1,610,093
Crocs, Inc. Þ	9,337	364,423
Hanesbrands, Inc. *	11,262	317,926
Liz Claiborne, Inc. Þ	830	20,825
Nike, Inc., Class B	41,629	2,732,944
Phillips-Van Heusen Corp.	6,539	277,385

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
November 30, 2007 (unaudited)

Polo Ralph Lauren Corp.	7,152	493,345

		5,816,941

CONSUMER STAPLES 10.3%
Beverages 3.3%
Anheuser-Busch Companies, Inc.	55,913	2,947,733
Brown-Forman Corp., Class B	6,399	452,025
Coca-Cola Co.	178,076	11,058,520
Hansen Natural Corp. Þ	7,963	345,674
Pepsi Bottling Group, Inc.	4,130	176,227
PepsiCo, Inc.	190,272	14,685,193

		29,665,372

Food & Staples Retailing 2.7%
Costco Wholesale Corp.	35,894	2,419,256
CVS Caremark Corp.	92,268	3,699,024
Kroger Co.	52,762	1,516,908
Sysco Corp.	72,183	2,346,669
Wal-Mart Stores, Inc.	206,728	9,902,271
Walgreen Co.	116,509	4,263,064
Whole Foods Market, Inc. Þ	16,513	710,224

		24,857,416

Food Products 0.7%
Campbell Soup Co.	15,371	564,423
Dean Foods Co.	1,002	24,990
General Mills, Inc.	3,021	181,713
H.J. Heinz Co.	20,908	988,948
Hershey Co. Þ	13,892	554,430
Kellogg Co.	18,567	1,003,361
McCormick & Co., Inc.	10,119	386,647
Sara Lee Corp.	44,876	755,263
Wm. Wrigley Jr. Co.	24,631	1,576,384

		6,036,159

Household Products 2.0%
Church & Dwight Co.	7,239	406,253
Clorox Co.	14,870	964,765
Colgate-Palmolive Co.	55,086	4,411,287
Energizer Holdings, Inc. *	4,734	537,924
Kimberly-Clark Corp.	22,123	1,544,407
Procter & Gamble Co.	145,657	10,778,618

		18,643,254

Personal Products 0.3%
Alberto-Culver Co.	1,644	42,021
Avon Products, Inc.	47,264	1,940,187
Bare Escentuals, Inc. * Þ	4,541	95,588
Estee Lauder Cos., Class A	12,765	572,893
Herbalife, Ltd.	5,598	234,389
NBTY, Inc. *	6,460	192,960

		3,078,038

Tobacco 1.3%
Altria Group, Inc.	140,282	10,880,272
Carolina Group	7,511	668,104

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
November 30, 2007 (unaudited)

UST, Inc. Þ	10,328	597,991

		12,146,367

ENERGY 8.1%
Energy Equipment & Services 4.6%
Baker Hughes, Inc.	37,418	3,003,543
BJ Services Co.	34,264	842,209
Cameron International Corp. *	12,865	1,199,404
Diamond Offshore Drilling, Inc. Þ	7,967	927,598
Dresser-Rand Group, Inc. *	10,025	356,890
ENSCO International, Inc. Þ	16,143	869,301
FMC Technologies, Inc. *	15,170	843,149
Global Industries, Ltd. *	10,753	238,394
Grant Prideco, Inc. *	14,887	716,065
Halliburton Co.	106,769	3,908,813
Nabors Industries, Ltd. *	28,989	779,804
National Oilwell Varco, Inc. *	41,494	2,827,816
Noble Corp.	31,310	1,632,190
Oceaneering International, Inc. *	6,369	406,406
Pride International, Inc. *	14,356	473,317
Rowan Companies, Inc.	9,228	326,671
Schlumberger, Ltd.	137,666	12,864,888
Smith International, Inc.	23,417	1,468,714
Superior Energy Services, Inc. *	9,426	328,967
Tetra Technologies, Inc. * Þ	8,482	134,100
Tidewater, Inc. Þ	4,319	211,156
Transocean, Inc.	36,215	4,971,896
Unit Corp. *	4,239	189,568
Weatherford International, Ltd. *	39,400	2,467,228

		41,988,087

Oil, Gas & Consumable Fuels 3.5%
Arch Coal, Inc.	16,659	630,710
Cabot Oil & Gas Corp.	11,319	389,600
Cheniere Energy, Inc. * Þ	4,964	172,747
Chesapeake Energy Corp. Þ	31,376	1,187,582
CNX Gas Corp. * Þ	3,260	100,408
Consol Energy, Inc.	21,270	1,260,886
Continental Resources, Inc. Þ	1,617	38,517
Denbury Resources, Inc. *	14,144	754,158
Exxon Mobil Corp.	134,235	11,968,393
Foundation Coal Holdings, Inc.	5,281	239,969
Frontier Oil Corp.	6,474	286,151
Frontline, Ltd. Þ	5,664	263,659
Helix Energy Solutions, Inc. * Þ	8,511	345,461
Holly Corp.	5,279	255,768
Massey Energy Co.	9,473	321,608
Noble Energy, Inc.	2,834	204,161
Patriot Coal Corp.	3,096	104,669
Peabody Energy Corp. Þ	30,951	1,722,114
Quicksilver Resources, Inc. *	5,852	296,111
Range Resources Corp.	17,290	703,357
Southwestern Energy Co. *	19,839	987,387
Sunoco, Inc.	14,186	951,881
Tesoro Corp.	15,960	784,913

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
November 30, 2007 (unaudited)

Valero Energy Corp.	50,596	3,292,282
W&T Offshore, Inc.	2,046	54,014
Western Refining, Inc. Þ	1,653	47,772
Williams Cos.	58,550	2,032,270
XTO Energy, Inc.	45,186	2,793,398

		32,189,946

FINANCIALS 7.0%
Capital Markets 2.8%
Affiliated Managers Group, Inc. * Þ	3,480	432,390
Bank of New York Mellon Corp.	45,880	2,200,405
Blackrock, Inc. Þ	4,251	843,271
Charles Schwab Corp.	109,552	2,663,209
E*TRADE Financial Corp. * Þ	18,748	86,241
Eaton Vance Corp.	12,887	563,935
Federated Investors, Inc., Class B	10,178	415,161
Franklin Resources, Inc.	19,361	2,384,888
GLG Partners, Inc.	4,892	67,265
Goldman Sachs Group, Inc.	20,898	4,736,323
Investment Technology Group, Inc. *	5,178	236,531
Janus Capital Group, Inc.	15,876	532,957
Lazard, Ltd. Þ	6,022	293,030
Legg Mason, Inc.	6,342	483,958
Merrill Lynch & Co., Inc.	25,686	1,539,619
MF Global, Ltd.	6,154	177,420
Morgan Stanley	7,017	369,936
Northern Trust Corp.	21,733	1,760,156
SEI Investments Co. *	15,120	469,022
State Street Corp.	37,536	2,998,751
T. Rowe Price Group, Inc.	31,027	1,907,540
TD Ameritrade Holding Corp. *	29,006	542,122

		25,704,130

Commercial Banks 0.1%
Bank of Hawaii Corp.	1,951	101,588
Commerce Bancorp, Inc. Þ	6,416	255,485
Synovus Financial Corp.	12,210	303,907

		660,980

Consumer Finance 1.0%
American Express Co.	120,964	7,134,457
AmeriCredit Corp. * Þ	937	10,747
Discover Financial Services	3,177	55,185
First Marblehead Corp. Þ	7,146	214,451
SLM Corp.	48,057	1,830,011

		9,244,851

Diversified Financial Services 1.2%
CME Group, Inc., Class A	6,390	4,208,454
IntercontinentalExchange, Inc.	8,218	1,372,077
Moody's Corp. Þ	24,992	941,199
Nasdaq Stock Market, Inc. *	10,531	456,624
Nymex Holdings, Inc. Þ	10,756	1,339,660
NYSE Euronext	30,826	2,669,531

		10,987,545

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
November 30, 2007 (unaudited)

Insurance 0.8%
ACE, Ltd.	2,111	126,301
AFLAC, Inc.	52,337	3,278,390
American International Group, Inc.	18,327	1,065,348
Arthur J. Gallagher & Co. Þ	2,128	55,924
Brown & Brown, Inc.	13,071	321,547
CNA Financial Corp. *	324	11,483
Erie Indemnity Co., Class A Þ	1,043	53,965
HCC Insurance Holdings, Inc.	5,656	173,865
PartnerRe, Ltd.	1,473	121,626
Philadelphia Consolidated Holding Co. *	5,082	216,392
Principal Financial Group, Inc.	1,752	114,738
Prudential Financial, Inc.	13,038	1,227,397
The Hanover Insurance Group, Inc.	307	13,846
TransAtlantic Holdings, Inc.	1,115	82,900
W.R. Berkley Corp.	5,056	154,612
XL Capital, Ltd., Class A	2,541	148,725

		7,167,059

Real Estate Investment Trusts 0.8%
Apartment Investment & Management Co., Class A	613	24,379
CapitalSource, Inc. Þ	9,729	163,058
Duke Realty Corp.	12,430	326,785
Essex Property Trust, Inc. Þ	1,309	135,796
Federal Realty Investment Trust	3,416	284,177
General Growth Properties, Inc.	13,954	648,024
Health Care REIT, Inc. Þ	1,176	52,696
Kilroy Realty Corp. Þ	3,820	213,500
Macerich Co.	8,372	650,086
Plum Creek Timber Co., Inc.	1,610	74,656
ProLogis	26,226	1,715,705
Public Storage, Inc.	1,122	86,775
Rayonier, Inc. Þ	552	25,602
Simon Property Group, Inc.	14,216	1,399,565
Taubman Centers, Inc.	3,456	185,000
UDR, Inc. Þ	15,871	349,638
Ventas, Inc.	15,566	678,677
Weingarten Realty Investors Þ	8,986	320,351

		7,334,470

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A * Þ	22,810	541,737
Forest City Enterprises, Inc., Class A Þ	8,423	422,329
Jones Lang LaSalle, Inc.	4,298	361,333
St. Joe Co. Þ	8,686	247,117

		1,572,516

Thrifts & Mortgage Finance 0.2%
Capitol Federal Financial Þ	1,774	60,121
Freddie Mac	30,286	1,062,130
Hudson City Bancorp, Inc.	25,310	385,218
People's United Financial, Inc.	17,558	297,964
TFS Financial Corp.	2,190	27,047

		1,832,480

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
November 30, 2007 (unaudited)

HEALTH CARE 16.2%
Biotechnology 2.5%
Abraxis BioScience, Inc. Þ	750	44,265
Amgen, Inc. *	90,763	5,014,656
Amylin Pharmaceuticals, Inc. *	15,366	586,828
Biogen Idec, Inc. *	6,424	476,147
Celgene Corp. *	44,375	2,731,281
Cephalon, Inc. * Þ	7,733	579,356
Gen-Probe, Inc. *	6,126	409,768
Genentech, Inc. *	54,375	4,146,094
Genzyme Corp. *	30,843	2,311,066
Gilead Sciences, Inc. *	109,080	5,076,583
ImClone Systems, Inc. *	6,992	315,269
Millennium Pharmaceuticals, Inc. *	20,705	305,192
PDL BioPharma, Inc. * Þ	13,620	241,210
Vertex Pharmaceuticals, Inc. * Þ	15,301	388,492

		22,626,207

Health Care Equipment & Supplies 3.0%
Advanced Medical Optics, Inc. *	7,002	176,590
Baxter International, Inc.	76,103	4,556,287
Beckman Coulter, Inc.	5,875	415,539
Becton, Dickinson & Co.	28,616	2,367,402
C.R. Bard, Inc.	12,089	1,021,883
Cooper Cos. Þ	2,088	89,847
Dentsply International, Inc.	17,744	759,088
Edwards Lifesciences Corp. * Þ	6,732	332,897
Hillenbrand Industries, Inc.	1,232	66,331
Hospira, Inc. *	18,295	792,173
IDEXX Laboratories, Inc. *	7,236	437,778
Intuitive Surgical, Inc.	4,377	1,434,255
Kinetic Concepts, Inc. * Þ	5,093	298,654
Medtronic, Inc.	134,216	6,824,884
ResMed, Inc. * Þ	9,092	416,414
Respironics, Inc. *	8,602	423,735
St. Jude Medical, Inc. *	39,519	1,570,880
Stryker Corp.	35,456	2,575,169
Varian Medical Systems, Inc. *	14,889	743,854
Zimmer Holdings, Inc. *	27,657	1,790,238

		27,093,898

Health Care Providers & Services 3.8%
Aetna, Inc.	48,411	2,705,207
AmerisourceBergen Corp.	8,934	405,336
Brookdale Senior Living, Inc. Þ	1,069	35,384
Cardinal Health, Inc.	42,580	2,578,219
CIGNA Corp.	33,617	1,802,207
Community Health Systems, Inc. *	962	32,150
Coventry Health Care, Inc. *	17,074	988,243
DaVita, Inc. *	12,300	762,108
Express Scripts, Inc. *	25,692	1,740,633
Health Net, Inc. *	13,112	636,981
Henry Schein, Inc. *	10,377	613,799
Humana, Inc. *	19,628	1,511,945
Laboratory Corporation of America Holdings *	13,737	998,268

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
November 30, 2007 (unaudited)

Lincare Holdings, Inc. *	9,793	334,823
McKesson Corp.	32,008	2,135,894
Medco Health Solutions, Inc. *	32,723	3,271,973
Omnicare, Inc. Þ	1,718	43,775
Patterson Companies, Inc. *	16,252	522,989
Pediatrix Medical Group, Inc. *	5,665	366,299
Quest Diagnostics, Inc.	16,921	931,670
Sierra Health Services, Inc. *	6,478	270,456
Tenet Healthcare Corp. * Þ	42,766	235,641
UnitedHealth Group, Inc.	156,529	8,609,095
Universal Health Services, Inc., Class B	1,465	74,642
VCA Antech, Inc. *	9,817	402,791
Wellcare Group, Inc. Þ	4,831	187,974
WellPoint, Inc. *	30,098	2,534,552

		34,733,054

Health Care Technology 0.1%
Cerner Corp. * Þ	7,681	458,940
HLTH Corp.	21,190	296,448
IMS Health, Inc.	20,470	477,974
WebMD Health Corp., Class A * Þ	886	37,797

		1,271,159

Life Sciences Tools & Services 0.5%
Applera Corp. - Applied Biosystems Group	3,497	119,457
Charles River Laboratories International, Inc. *	2,681	170,324
Covance, Inc. *	7,424	648,338
Invitrogen Corp. *	2,053	199,162
Millipore Corp. *	6,305	516,253
PerkinElmer, Inc.	3,511	95,780
Pharmaceutical Product Development, Inc.	12,090	511,891
Techne Corp.	4,608	300,211
Thermo Fisher Scientific, Inc. *	24,495	1,411,892
Waters Corp. *	11,786	919,779

		4,893,087

Pharmaceuticals 6.3%
Abbott Laboratories	179,927	10,347,602
Allergan, Inc.	35,636	2,389,037
APP Pharmaceuticals, Inc. Þ	2,999	35,238
Barr Pharmaceuticals, Inc. *	12,820	688,434
Bristol-Myers Squibb Co.	229,887	6,811,552
Eli Lilly & Co.	56,744	3,004,595
Endo Pharmaceuticals Holdings, Inc. *	15,626	428,309
Forest Laboratories, Inc. *	37,381	1,441,038
Johnson & Johnson	126,879	8,594,783
Merck & Co., Inc.	209,107	12,412,592
Mylan Laboratories, Inc. Þ	35,322	507,930
Schering-Plough Corp.	189,198	5,921,897
Sepracor, Inc. * Þ	12,432	329,821
Warner Chilcott, Ltd., Class A Þ	10,595	193,359
Watson Pharmaceuticals, Inc. *	6,958	203,939
Wyeth	82,649	4,058,066

		57,368,192

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
November 30, 2007 (unaudited)

INDUSTRIALS 12.9%
Aerospace & Defense 3.5%
Alliant Techsystems, Inc. * Þ	3,331	389,161
BE Aerospace, Inc. *	10,769	506,143
Boeing Co.	91,975	8,511,366
DRS Technologies, Inc.	262	15,513
General Dynamics Corp.	6,573	583,551
Goodrich Corp.	14,620	1,042,260
Honeywell International, Inc.	77,963	4,414,265
L-3 Communications Holdings, Inc.	4,912	543,513
Lockheed Martin Corp.	41,124	4,551,193
Northrop Grumman Corp.	2,540	200,127
Precision Castparts Corp.	16,072	2,368,048
Raytheon Co.	26,753	1,654,673
Rockwell Collins Corp.	19,547	1,409,730
Spirit AeroSystems Holdings, Inc., Class A	6,740	235,563
United Technologies Corp.	70,856	5,297,903

		31,723,009

Air Freight & Logistics 1.2%
C.H. Robinson Worldwide, Inc.	19,768	1,019,040
Expeditors International of Washington, Inc.	24,896	1,168,120
FedEx Corp.	30,165	2,970,348
United Parcel Service, Inc., Class B	78,429	5,778,649
UTi Worldwide, Inc.	11,558	274,271

		11,210,428

Airlines 0.3%
AMR Corp. * Þ	28,103	595,221
Continental Airlines, Inc., Class B * Þ	11,345	319,362
Copa Holdings SA, Class A Þ	2,031	73,380
Delta Air Lines, Inc. *	31,435	621,156
Northwest Airlines Corp.	20,384	370,581
Southwest Airlines Co.	18,006	254,785
UAL Corp. Þ	8,006	327,766

		2,562,251

Building Products 0.1%
American Standard Companies, Inc.	21,084	773,994
Lennox International, Inc.	868	29,373
Masco Corp.	2,559	57,321

		860,688

Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc. *	5,078	57,940
Avery Dennison Corp.	10,629	553,877
Brink's Co.	5,093	325,850
ChoicePoint, Inc. *	8,356	316,275
Cintas Corp.	12,058	385,735
Copart, Inc. *	7,451	278,369
Corporate Executive Board Co. Þ	4,142	277,887
Corrections Corporation of America *	14,346	437,697
Covanta Holding Corp. * Þ	14,030	378,670
Dun & Bradstreet Corp. *	6,939	619,167
Equifax, Inc.	15,407	573,603

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
November 30, 2007 (unaudited)

HNI Corp. Þ		5,598	204,495
Manpower, Inc.		9,874	603,301
Monster Worldwide, Inc. *		14,690	496,081
Pitney Bowes, Inc.		20,987	808,000
Republic Services, Inc.		17,364	575,964
Robert Half International, Inc.		17,167	462,822
Steelcase, Inc. Þ		7,599	114,973
Stericycle, Inc. *		10,248	603,095
Waste Management, Inc.		33,907	1,163,688

			9,237,489

Construction & Engineering	0.6%
Fluor Corp.		10,300	1,515,851
Foster Wheeler, Ltd.		8,225	1,225,525
Jacobs Engineering Group, Inc. *		13,929	1,166,832
Quanta Services, Inc. * Þ		19,214	526,079
Shaw Group, Inc.		8,632	547,442
URS Corp. * Þ		1,982	113,945

			5,095,674

Electrical Equipment 1.0%
Ametek, Inc.		12,467	548,548
Cooper Industries, Inc.		6,885	345,765
Emerson Electric Co.		77,195	4,401,659
First Solar, Inc. Þ		4,170	988,915
General Cable Corp. * Þ		6,107	454,239
Hubbell, Inc., Class B		2,334	128,207
Rockwell Automation, Inc.		17,431	1,183,391
Roper Industries, Inc.		10,312	654,296
SunPower Corp., Class A Þ		2,900	360,876
Thomas & Betts Corp. *		6,795	369,376

			9,435,272

Industrial Conglomerates 1.7%
3M Co.		78,742	6,556,059
Carlisle Cos. Þ		1,972	78,505
General Electric Co.		133,394	5,107,656
McDermott International, Inc. *		25,996	1,359,591
Textron, Inc.		29,108	2,009,908

			15,111,719

Machinery 2.4%
AGCO Corp. *		6,989	481,822
Caterpillar, Inc.		74,804	5,378,408
Cummins, Inc.		12,180	1,423,842
Danaher Corp.		28,713	2,492,863
Deere & Co.		1,484	254,951
Donaldson Co., Inc.		9,263	433,323
Dover Corp.		7,688	355,801
Eaton Corp.		2,019	180,317
Flowserve Corp. *		5,991	563,693
Graco, Inc. Þ		7,346	273,565
Harsco Corp.		9,830	590,488
IDEX Corp.		9,476	338,293
Illinois Tool Works, Inc.		43,224	2,398,932
Ingersoll-Rand Co., Ltd., Class A		1,973	101,886

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
November 30, 2007 (unaudited)

ITT Corp.	2,653	170,959
Joy Global, Inc.	12,687	735,846
Kennametal, Inc.	2,628	205,115
Lincoln Electric Holdings, Inc.	3,421	238,683
Manitowoc Co.	14,569	638,851
Oshkosh Truck Corp.	8,651	416,027
Paccar, Inc. Þ	43,524	2,202,750
Pall Corp.	13,118	501,763
Terex Corp. *	12,043	776,171
Toro Co. Þ	4,708	262,000
Trinity Industries, Inc. Þ	8,198	207,491

		21,623,840

Marine 0.0%
Kirby Corp. *	6,226	299,284

Road & Rail 0.9%
Avis Budget Group, Inc.	4,238	63,697
Burlington Northern Santa Fe Corp.	39,227	3,276,239
Con-Way, Inc.	4,159	175,842
CSX Corp.	8,732	366,744
Hertz Global Holdings, Inc. Þ	24,419	466,403
J.B. Hunt Transport Services, Inc. Þ	10,226	268,842
Kansas City Southern * Þ	5,392	185,647
Landstar System, Inc.	6,490	258,172
Norfolk Southern Corp.	23,333	1,194,883
Union Pacific Corp.	19,325	2,437,655

		8,694,124

Trading Companies & Distributors 0.2%
Aircastle, Ltd.	3,371	89,062
Fastenal Co. Þ	14,773	585,602
GATX Corp.	2,183	80,836
MSC Industrial Direct Co., Class A	5,380	232,524
W.W. Grainger, Inc.	6,578	580,837
Wesco International, Inc. * Þ	5,327	215,637

		1,784,498

INFORMATION TECHNOLOGY 27.5%
Communications Equipment 3.9%
Ciena Corp. *	9,969	438,437
Cisco Systems, Inc. *	709,175	19,871,083
CommScope, Inc. * Þ	7,152	289,656
Corning, Inc.	183,715	4,462,437
F5 Networks, Inc. *	9,752	257,648
Harris Corp.	15,685	984,547
JDS Uniphase Corp. * Þ	13,178	177,376
Juniper Networks, Inc. *	43,057	1,279,654
QUALCOMM, Inc.	194,693	7,939,581
Riverbed Technology, Inc.	2,285	64,620

		35,765,039

Computers & Peripherals 6.9%
Apple, Inc. *	101,033	18,410,233
Brocade Communications Systems, Inc. *	46,806	341,216
Dell, Inc. *	265,344	6,511,542

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
November 30, 2007 (unaudited)

Diebold, Inc.	7,685	260,983
EMC Corp. *	245,118	4,723,424
Hewlett-Packard Co.	312,632	15,994,253
International Business Machines Corp.	127,013	13,359,227
Lexmark International, Inc., Class A *	6,009	209,594
NCR Corp. *	2,627	62,890
Network Appliance, Inc. *	43,343	1,071,006
QLogic Corp. *	14,310	193,471
SanDisk Corp. * Þ	15,834	592,825
Seagate Technology, Inc.	24,069	620,740
Sun Microsystems, Inc.	26,587	552,467
Teradata Corp.	2,627	68,197
Western Digital Corp. *	7,724	213,414

		63,185,482

Electronic Equipment & Instruments 0.6%
Agilent Technologies, Inc. *	47,150	1,783,684
Amphenol Corp., Class A	20,899	905,972
Arrow Electronics, Inc. *	7,991	295,747
Avnet, Inc. *	10,249	353,590
AVX Corp. Þ	1,140	16,336
Dolby Laboratories, Inc., Class A *	4,609	231,556
Jabil Circuit, Inc.	13,485	228,571
Mettler-Toledo International, Inc. *	4,412	513,380
Molex, Inc.	9,162	252,505
National Instruments Corp.	6,713	224,013
Sanmina-SCI Corp. *	13,741	24,322
Trimble Navigation, Ltd. *	13,953	517,238
Vishay Intertechnology, Inc. *	3,650	45,588

		5,392,502

Internet Software & Services 3.1%
Akamai Technologies, Inc. * Þ	19,264	733,188
eBay, Inc. *	133,500	4,476,255
Google, Inc., Class A *	26,784	18,561,312
VeriSign, Inc. *	25,809	1,055,588
Yahoo!, Inc. *	141,276	3,787,609

		28,613,952

IT Services 2.0%
Accenture, Ltd., Class A	69,337	2,396,287
Acxiom Corp.	7,405	91,230
Affiliated Computer Services, Inc., Class A *	4,517	189,533
Alliance Data Systems Corp. * Þ	9,193	714,296
Automatic Data Processing, Inc.	64,623	2,911,912
Broadridge Financial Solutions, Inc.	16,261	370,263
CheckFree Corp. *	7,289	346,956
Cognizant Technology Solutions Corp., Class A *	33,584	1,044,462
DST Systems, Inc. * Þ	6,309	534,688
Electronic Data Systems Corp.	34,475	698,464
Fidelity National Information Services, Inc.	18,960	819,451
Fiserv, Inc. *	19,646	1,008,429
Genpact, Ltd.	3,490	49,907
Global Payments, Inc.	9,428	407,478
Hewitt Associates, Inc., Class A *	6,937	260,138
Iron Mountain, Inc. * Þ	20,677	754,297

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
November 30, 2007 (unaudited)

MasterCard, Inc., Class A Þ	9,310	1,868,052
MoneyGram International, Inc. Þ	9,747	150,494
Paychex, Inc.	39,616	1,545,024
Total System Services, Inc. Þ	4,358	122,198
VeriFone Holdings, Inc. Þ	7,259	348,650
Western Union Co.	85,109	1,923,463

		18,555,672

Office Electronics 0.1%
Zebra Technologies Corp., Class A *	8,069	311,221

Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc. * Þ	28,698	280,092
Altera Corp.	39,232	736,777
Analog Devices, Inc.	38,208	1,176,042
Applied Materials, Inc.	161,426	3,039,652
Broadcom Corp., Class A *	54,726	1,463,373
Cree, Inc. * Þ	2,451	60,368
Cypress Semiconductor Corp. *	18,595	617,726
Fairchild Semiconductor International, Inc. *	5,955	94,446
Integrated Device Technology, Inc.	7,763	94,165
Intel Corp.	678,658	17,699,401
International Rectifier Corp. * Þ	1,914	62,243
Intersil Corp., Class A	8,635	215,357
KLA-Tencor Corp. Þ	22,383	1,076,175
Lam Research Corp. *	14,430	661,616
Linear Technology Corp. Þ	25,931	789,858
LSI Logic Corp. * Þ	49,516	274,814
Marvell Technology Group, Ltd. * Þ	55,164	824,150
MEMC Electronic Materials, Inc. *	26,210	2,033,372
Microchip Technology, Inc.	25,506	734,318
Micron Technology, Inc. * Þ	28,802	239,633
National Semiconductor Corp.	31,552	721,279
Novellus Systems, Inc. * Þ	8,832	229,720
NVIDIA Corp. *	63,587	2,005,534
Rambus, Inc. * Þ	9,435	182,945
Silicon Laboratories, Inc. *	6,397	237,585
Teradyne, Inc. *	10,243	111,546
Texas Instruments, Inc.	167,470	5,287,028
Varian Semiconductor Equipment Associates, Inc. *	9,183	381,186
Xilinx, Inc. Þ	34,796	762,032

		42,092,433

Software 6.3%
Activision, Inc. *	33,093	733,010
Adobe Systems, Inc. *	68,684	2,894,344
Amdocs, Ltd. *	23,093	764,147
Autodesk, Inc. *	26,953	1,269,217
BEA Systems, Inc. *	45,789	724,840
BMC Software, Inc. *	23,426	774,932
CA, Inc.	30,062	736,218
Cadence Design Systems, Inc. *	8,973	148,952
Citrix Systems, Inc. *	22,159	819,440
Compuware Corp. *	28,529	235,650
Electronic Arts, Inc. *	36,383	2,044,361
FactSet Research Systems, Inc. Þ	5,015	314,340

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
November 30, 2007 (unaudited)

Fair Isaac Corp. Þ	663	24,505
Intuit, Inc. *	39,335	1,153,302
McAfee, Inc. *	18,634	725,794
Microsoft Corp.	958,803	32,215,781
NAVTEQ Corp. * Þ	11,411	854,570
Novell, Inc. *	5,063	35,542
Oracle Corp. *	450,373	9,088,527
Red Hat, Inc. * Þ	22,565	451,751
Salesforce.com, Inc. *	11,090	629,136
Symantec Corp. *	15,155	269,759
Synopsys, Inc. *	16,907	416,081
VMware, Inc., Class A * Þ	3,649	333,409

		57,657,608

MATERIALS 3.3%
Chemicals 1.8%
Air Products & Chemicals, Inc.	11,917	1,180,260
Airgas, Inc.	8,601	425,577
Albemarle Corp.	9,322	411,473
Cabot Corp.	5,694	195,987
Celanese Corp., Ser. A	9,573	379,857
Chemtura Corp.	1,775	13,313
E.I. DuPont de Nemours & Co.	17,155	791,703
Ecolab, Inc.	20,415	977,879
International Flavors & Fragrances, Inc. Þ	7,046	353,286
Lubrizol Corp.	2,118	135,849
Monsanto Co.	63,574	6,317,348
Mosaic Co. *	7,753	536,120
Nalco Holding Co. *	16,862	404,014
Praxair, Inc.	37,227	3,178,441
Rohm & Haas Co. Þ	8,699	472,965
RPM International, Inc.	12,144	231,343
Scotts Miracle-Gro Co., Class A Þ	952	35,138
Sigma-Aldrich Corp.	4,632	243,875
Valspar Corp.	1,413	31,849

		16,316,277

Construction Materials 0.2%
Eagle Materials, Inc. Þ	5,181	202,007
Martin Marietta Materials, Inc. Þ	4,979	669,924
Vulcan Materials Co. Þ	12,187	1,082,165

		1,954,096

Containers & Packaging 0.3%
Ball Corp.	11,926	551,578
Crown Holdings, Inc. *	19,099	490,080
Owens-Illinois, Inc. *	16,940	760,437
Packaging Corporation of America	10,805	305,673
Pactiv Corp. *	15,230	386,842
Sealed Air Corp.	2,604	60,855

		2,555,465

Metals & Mining 1.0%
AK Steel Holding Corp. *	13,003	579,544
Allegheny Technologies, Inc.	11,932	1,166,353
Carpenter Technology Corp. Þ	3,192	240,836

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
November 30, 2007 (unaudited)

Cleveland-Cliffs, Inc.	4,792	432,238
Freeport-McMoRan Copper & Gold, Inc.	36,685	3,629,247
Newmont Mining Corp.	20,717	1,029,428
NuCor Corp.	7,929	469,476
Reliance Steel & Aluminum Co.	769	39,673
Southern Copper Corp. Þ	8,565	947,717
Steel Dynamics, Inc.	3,402	171,155
Titanium Metals Corp. * Þ	7,965	236,322

		8,941,989

Paper & Forest Products 0.0%
Domtar Corp. * Þ	26,877	204,265

TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.1%
Citizens Communications Co.	7,039	91,366
Level 3 Communications, Inc. * Þ	178,705	600,449
NeuStar, Inc., Class A * Þ	8,859	281,450
Windstream Corp.	30,771	398,485

		1,371,750

Wireless Telecommunication Services 0.6%
American Tower Corp., Class A *	48,809	2,222,762
Crown Castle International Corp. *	22,151	929,234
Leap Wireless International, Inc. *	5,957	206,768
MetroPCS Communications, Inc. *	6,721	114,929
NII Holdings, Inc. *	20,196	1,114,011
SBA Communcations Corp. *	12,008	449,580
Telephone & Data Systems, Inc.	5,368	334,158
U.S. Cellular Corp. *	661	54,202

		5,425,644

UTILITIES 1.4%
Electric Utilities 0.8%
Allegheny Energy, Inc. *	19,356	1,175,877
DPL, Inc. Þ	7,110	215,291
Exelon Corp.	35,514	2,879,120
Mirant Corp. Þ	20,474	790,092
NRG Energy, Inc. * Þ	22,785	965,856
PPL Corp.	33,631	1,713,836
Sierra Pacific Resources	3,773	64,895

		7,804,967

Gas Utilities 0.1%
Equitable Resources, Inc.	10,796	570,676
Questar Corp.	6,888	368,164

		938,840

Independent Power Producers & Energy Traders 0.4%
AES Corp. *	77,979	1,703,841
Constellation Energy Group, Inc.	16,344	1,637,832
Dynegy, Inc., Class A *	6,352	48,339

		3,390,012

Multi-Utilities 0.1%
CenterPoint Energy, Inc. Þ	37,471	668,857

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
November 30, 2007 (unaudited)

Water Utilities 0.0%
Aqua America, Inc. Þ	1,053	23,314

Total Common Stocks (cost $639,463,345)		907,581,059

EXCHANGE TRADED FUND 0.6%
iShares Russell 1000 Growth Index Fund Þ (cost $5,023,182)	87,550	5,369,441

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 6.9%
MUTUAL FUND SHARES 6.9%
Navigator Prime Portfolio, 4.79% § (cost $62,958,089)	62,958,089	62,958,089

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 0.0%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bill, 3.95%, 01/10/2008 ß ƒ	$ 100,000	99,583

	Shares	Value

MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund, Class I, 4.88% q ø	223,735	223,735

Total Short-Term Investments (cost $323,318)		323,318

Total Investments (cost $707,767,934) 106.7%		976,231,907
Other Assets and Liabilities (6.7%)		(61,577,251)

Net Assets 100.0%		$ 914,654,656

*	Non-income producing security
Þ	All or a portion of this security is on loan.
§	Rate shown is the 1-day annualized yield at period end.
ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of November 30, 2007:

Information Technology	27.6%
Health Care	16.2%
Industrials	12.9%
Consumer Discretionary	11.8%
Consumer Staples	10.3%
Energy	8.1%
Financials	7.1%
Materials	3.3%
Utilities	1.4%
Telecommunication Services	0.7%
Other	0.6%

100.0%

See Combined Notes to Financial Statements

Market Index Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $707,544,199) including $70,840,112 of securities loaned	$ 976,008,172
Investments in affiliated money market fund, at value (cost $223,735)	223,735

Total investments	976,231,907
Receivable for securities sold	1,563,019
Dividends receivable	1,161,201
Receivable for daily variation margin on open futures contracts	12,915
Receivable for securities lending income	16,431
Receivable from investment advisor	8,118

Total assets	978,993,591

Liabilities
Payable for securities purchased	1,337,844
Payable for securities on loan	62,958,089
Due to related parties	7,761
Accrued expenses and other liabilities	35,241

Total liabilities	64,338,935

Net assets	$ 914,654,656

Net assets represented by
Paid-in capital	$ 595,407,811
Undistributed net investment income	15,347,398
Accumulated net realized gains on investments	35,439,039
Net unrealized gains on investments	268,460,408

Total net assets	$ 914,654,656

Shares outstanding (unlimited number of shares authorized)
Class I	58,237,048

Net asset value per share
Class I	$ 15.71

See Combined Notes to Financial Statements

Market Index Growth Fund
STATEMENT OF OPERATIONS

Six Months Ended November 30, 2007 (unaudited)

Investment income
Dividends	$ 5,386,631
Securities lending	120,026
Income from affiliates	29,617
Interest	2,753

Total investment income	5,539,027

Expenses
Advisory fee	1,527,412
Administrative services fee	474,263
Transfer agent fees	13
Trustees' fees and expenses	7,543
Printing and postage expenses	4,640
Custodian and accounting fees	121,169
Registration and filing fees	26
Professional fees	19,929
Other	13,314

Total expenses	2,168,309
Less: Expense reductions	(9,138)
Fee waivers and expense reimbursements	(2,042,228)

Net expenses	116,943

Net investment income	5,422,084

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	26,107,640
Futures contracts	67,773

Net realized gains on investments	26,175,413
Net change in unrealized gains or losses on investments	(12,059,170)

Net realized and unrealized gains or losses on investments	14,116,243

Net increase in net assets resulting from operations	$ 19,538,327

See Combined Notes to Financial Statements

Market Index Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2007		Year Ended
	(unaudited)		May 31, 2007

Operations
Net investment income	$ 5,422,084		$ 10,001,664
Net realized gains on investments		26,175,413		9,438,611
Net change in unrealized gains or
losses on investments		(12,059,170)		133,905,152

Net increase in net assets resulting from
operations		19,538,327		153,345,427

Distributions to shareholders from
Net investment income		0		(9,699,900)
Net realized gains		0		(34,929,033)

Total distributions to shareholders		0		(44,628,933)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	0	0	5,401,755	80,000,000
Net asset value of shares issued in
reinvestment of distributions	0	0	3,132,001	44,628,933
Payment for shares redeemed	(3,287,311)	(50,000,000)	(709,220)	(10,000,000)

Net increase (decrease) in net assets
resulting from capital share
transactions		(50,000,000)		114,628,933

Total increase (decrease) in net assets		(30,461,673)		223,345,427
Net assets
Beginning of period		945,116,329		721,770,902

End of period	$ 914,654,656		$ 945,116,329

Undistributed net investment income	$ 15,347,398		$ 9,925,314

See Combined Notes to Financial Statements

Market Index Value Fund
FUND AT A GLANCE
as of November 30, 2007

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
6-month return	-7.34%
Average annual return
1-year	3.07%
5-year	13.80%
Since portfolio inception	14.76%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Value Fund Class I shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

“Russell 1000 Value Index” is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

The fund's investment objective may be changed without a vote of the fund's shareholders.

All data is as of November 30, 2007, and subject to change.

Market Index Value Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2007	11/30/2007	Period*
Actual
Class I	$1,000.00	$926.61	$0.14
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.85	$0.15

*Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

Market Index Value Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Six Months Ended
	November 30,	Year Ended May 31,
	2007
	(unaudited)	2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$15.67	$15.75	$14.83	$13.23	$11.14	$10.00

Income from investment operations
Net investment income (loss)	0.19	0.39[2]	0.64	0.35	0.28	0.15
Net realized and unrealized gains or losses on
investments	(1.34)	3.26	1.18	1.69	1.91	1.03

Total from investment operations	(1.15)	3.65	1.82	2.04	2.19	1.18

Distributions to shareholders from
Net investment income	0	(0.38)	(0.34)	(0.28)	(0.10)	(0.04)
Net realized gains	0	(3.35)	(0.56)	(0.16)	0	0

Total distributions to shareholders	0	(3.73)	(0.90)	(0.44)	(0.10)	(0.04)

Net asset value, end of period	$14.52	$15.67	$15.75	$14.83	$13.23	$11.14

Total return	(7.34)%	25.57%	12.53%	15.51%	19.73%	11.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$778,239	$839,657	$505,681	$818,284	$708,489	$544,427
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.03%[3]	0.03%	0.03%	0.03%	0.02%	0.02%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.46%[3]	0.46%	0.46%	0.45%	0.46%	0.47%[3]
Net investment income (loss)	2.46%[3]	2.56%	2.63%	2.54%	2.41%	2.67%[3]
Portfolio turnover rate	20%	17%	27%	16%	10%	5%

[1]	For the period from October 15, 2002 (commencement of operations), to May 31, 2003.
[2]	Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Value Fund
November 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 7.4%
Auto Components 0.2%
Autoliv, Inc.	3,517	$ 205,393
BorgWarner, Inc.	4,971	480,248
Johnson Controls, Inc.	13,268	512,410
TRW Automotive Holdings Corp.	4,598	103,225

		1,301,276

Automobiles 0.4%
Ford Motor Co. * Þ	218,951	1,644,322
General Motors Corp.	52,197	1,557,037
Thor Industries, Inc. Þ	325	11,456

		3,212,815

Distributors 0.1%
Genuine Parts Co.	18,450	886,522

Diversified Consumer Services 0.1%
Service Corporation International	30,177	400,751

Hotels, Restaurants & Leisure 1.2%
Carnival Corp. Þ	27,721	1,250,772
Harrah's Entertainment, Inc.	8,612	758,459
International Speedway Corp., Class A	3,766	160,469
McDonald's Corp.	102,522	5,994,461
Orient Express Hotels, Ltd. Þ	243	15,044
Royal Caribbean Cruises, Ltd. Þ	14,425	585,078
Wyndham Worldwide Corp. *	18,281	533,257

		9,297,540

Household Durables 0.7%
Black & Decker Corp.	3,271	270,348
Centex Corp. Þ	12,345	257,517
D.R. Horton, Inc. Þ	34,014	407,147
Fortune Brands, Inc.	16,542	1,267,944
Jarden Corp. * Þ	3,607	95,080
KB Home Þ	8,338	174,181
Leggett & Platt, Inc. Þ	19,183	394,786
Lennar Corp., Class A Þ	14,696	232,785
M.D.C. Holdings, Inc. Þ	3,783	133,880
Mohawk Industries, Inc. * Þ	5,962	479,583
Newell Rubbermaid, Inc.	14,587	390,640
NVR, Inc. * Þ	259	127,428
Pulte Homes, Inc. Þ	14,763	150,878
Ryland Group, Inc. Þ	4,553	104,719
Snap-On, Inc.	6,278	306,869
Stanley Works	6,131	319,732
Toll Brothers, Inc. * Þ	13,649	282,125
Whirlpool Corp. Þ	2,427	196,490

		5,592,132

Internet & Catalog Retail 0.2%
Expedia, Inc. * Þ	20,549	669,898

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
November 30, 2007 (unaudited)

IAC/InterActiveCorp.	17,647	491,116
Liberty Interactive Group, Ser. A *	26,415	532,262

		1,693,276

Leisure Equipment & Products 0.2%
Brunswick Corp. Þ	9,785	199,516
Eastman Kodak Co. Þ	31,154	731,496
Hasbro, Inc.	10,559	293,223
Mattel, Inc.	21,928	438,122

		1,662,357

Media 3.2%
Cablevision Systems Corp., Class A *	15,999	432,453
CBS Corp., Class B	65,058	1,784,541
Central European Media Enterprises, Ltd., Class A	340	37,301
Clear Channel Communications, Inc.	42,249	1,516,739
Comcast Corp., Class A * Þ	123,768	2,542,195
Discovery Holding Co., Class A *	13,597	332,583
DreamWorks Animation SKG, Inc., Class A *	1,487	39,108
E.W. Scripps Co., Class A Þ	9,752	423,724
Gannett Co., Inc.	25,412	933,891
Getty Images, Inc. * Þ	2,766	80,629
Harte-Hanks, Inc. Þ	1,630	27,384
Hearst-Argyle Television, Inc. Þ	2,676	52,396
Idearc, Inc. Þ	15,901	300,847
Interpublic Group of Cos. * Þ	19,447	184,552
Liberty Global, Inc., Class A * Þ	20,414	829,217
Liberty Media Holding Corp., Ser. A	13,972	1,663,506
McClatchy Co., Class A Þ	4,894	66,118
New York Times Co., Class A Þ	11,587	191,186
News Corp., Class A	83,657	1,762,653
R.H. Donnelley Corp. Þ	7,689	341,545
Regal Entertainment Group, Class A Þ	1,600	31,664
Time Warner Cable, Inc.	7,536	196,162
Time Warner, Inc.	349,142	6,026,191
Tribune Co.	9,021	280,012
Virgin Media, Inc. Þ	31,742	603,098
Walt Disney Co.	120,385	3,990,763
Warner Music Group Corp. Þ	1,741	13,145
Washington Post Co., Class B	635	512,127

		25,195,730

Multi-line Retail 0.3%
Dillard's, Inc., Class A Þ	6,629	135,165
Macy's, Inc.	47,171	1,398,620
Saks, Inc. Þ	2,135	43,981
Sears Holdings Corp. * Þ	8,121	856,847

		2,434,613

Specialty Retail 0.6%
AnnTaylor Stores Corp. *	1,401	42,660
AutoNation, Inc. * Þ	14,941	246,526
Barnes & Noble, Inc.	5,077	195,211
Circuit City Stores, Inc. Þ	10,498	67,922
Foot Locker, Inc.	16,813	219,410
Gap, Inc.	64,933	1,324,633

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
November 30, 2007 (unaudited)

Home Depot, Inc.	76,864	2,195,236
OfficeMax, Inc.	4,414	110,041
Penske Automotive Group, Inc. Þ	6,062	121,240
RadioShack Corp. Þ	4,374	80,919

		4,603,798

Textiles, Apparel & Luxury Goods 0.2%
Jones Apparel Group, Inc. Þ	9,233	172,103
Liz Claiborne, Inc. Þ	10,550	264,699
VF Corp.	9,672	723,369

		1,160,171

CONSUMER STAPLES 8.6%
Beverages 1.3%
Anheuser-Busch Companies, Inc.	30,443	1,604,955
Brown-Forman Corp., Class B Þ	2,494	176,176
Coca-Cola Co.	85,046	5,281,357
Coca-Cola Enterprises, Inc.	33,748	876,435
Constellation Brands, Inc., Class A *	20,758	488,851
Molson Coors Brewing Co., Class B	11,863	638,704
Pepsi Bottling Group, Inc.	11,425	487,505
PepsiAmericas, Inc.	6,388	216,234

		9,770,217

Food & Staples Retailing 1.4%
BJ's Wholesale Club, Inc. *	7,073	264,884
Costco Wholesale Corp.	15,090	1,017,066
CVS Caremark Corp.	74,347	2,980,571
Kroger Co.	27,995	804,856
Rite Aid Corp. Þ	73,712	274,209
Safeway, Inc.	47,821	1,664,171
SUPERVALU, Inc.	22,752	952,626
Wal-Mart Stores, Inc.	69,454	3,326,847

		11,285,230

Food Products 2.4%
Archer Daniels Midland Co.	70,684	2,569,363
Bunge, Ltd.	13,073	1,468,621
Campbell Soup Co.	10,794	396,356
ConAgra Foods, Inc.	53,938	1,349,529
Corn Products International, Inc.	8,061	317,039
Dean Foods Co. Þ	13,148	327,911
Del Monte Foods Co.	21,864	192,403
General Mills, Inc.	32,214	1,937,672
H.J. Heinz Co.	15,795	747,104
Hershey Co. Þ	5,363	214,037
Hormel Foods Corp.	8,005	318,199
J.M. Smucker Co.	6,131	301,216
Kellogg Co.	8,363	451,937
Kraft Foods, Inc., Class A	173,708	6,001,611
McCormick & Co., Inc.	4,768	182,185
Sara Lee Corp.	37,944	638,598
Smithfield Foods, Inc. * Þ	11,821	355,221
Tyson Foods, Inc., Class A	28,609	426,560

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
November 30, 2007 (unaudited)

Wm. Wrigley Jr. Co.		3,114	199,296

			18,394,858

Household Products 2.3%
Church & Dwight Co.		413	23,177
Clorox Co.		1,199	77,791
Colgate-Palmolive Co.		4,320	345,946
Energizer Holdings, Inc. * Þ		1,724	195,898
Kimberly-Clark Corp.		25,580	1,785,740
Procter & Gamble Co.		205,961	15,241,114

			17,669,666

Personal Products 0.0%
Alberto-Culver Co.		7,548	192,927
Avon Products, Inc.		3,707	152,172

			345,099

Tobacco 1.2%
Altria Group, Inc.		97,709	7,578,310
Carolina Group		4,779	425,092
Reynolds American, Inc. Þ		18,560	1,299,571
UST, Inc. Þ		7,770	449,883

			9,752,856

ENERGY 14.9%
Energy Equipment & Services	0.2%
ENSCO International, Inc.		1,179	63,489
Helmerich & Payne, Inc.		11,188	386,546
Nabors Industries, Ltd. *		3,596	96,732
Patterson-UTI Energy, Inc. Þ		16,970	319,885
Pride International, Inc. *		4,652	153,377
Rowan Companies, Inc.		3,427	121,316
SEACOR Holdings, Inc. Þ		2,618	237,112
Tidewater, Inc. Þ		2,090	102,180
Unit Corp. *		1,095	48,968

			1,529,605

Oil, Gas & Consumable Fuels 14.7%
Anadarko Petroleum Corp.		50,238	2,843,471
Apache Corp.		35,861	3,470,986
Chesapeake Energy Corp.		20,805	787,469
Chevron Corp.		232,740	20,427,590
Cimarex Energy Co. Þ		9,019	348,404
ConocoPhillips		176,988	14,166,120
Continental Resources, Inc. Þ		1,704	40,589
Devon Energy Corp.		48,187	3,990,365
El Paso Corp.		75,829	1,219,330
EOG Resources, Inc.		26,487	2,192,594
Exxon Mobil Corp.		485,579	43,294,224
Forest Oil Corp. *		8,542	402,157
Frontier Oil Corp.		5,930	262,106
Helix Energy Solutions, Inc. * Þ		1,997	81,058
Hess Corp.		30,063	2,141,087
Marathon Oil Corp.		77,915	4,355,448
Murphy Oil Corp.		20,372	1,457,005
Newfield Exploration Co. *		14,076	701,689

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
November 30, 2007 (unaudited)

Noble Energy, Inc.	15,875	1,143,635
Occidental Petroleum Corp.	90,293	6,299,743
Overseas Shipholding Group, Inc. Þ	3,380	242,008
Pioneer Natural Resources Co.	13,368	595,812
Plains Exploration & Production Co. *	12,084	609,169
Spectra Energy Corp.	68,420	1,685,869
St. Mary Land & Exploration Co.	6,798	267,161
Teekay Shipping Corp. Þ	4,369	245,756
Valero Energy Corp.	12,544	816,238
W&T Offshore, Inc. Þ	1,124	29,674
Western Refining, Inc. Þ	1,415	40,894
Williams Cos.	10,571	366,919

		114,524,570

FINANCIALS 30.1%
Capital Markets 3.9%
Allied Capital Corp. Þ	16,490	401,202
American Capital Strategies, Ltd. Þ	20,351	765,401
Ameriprise Financial, Inc.	25,475	1,495,128
Bank of New York Mellon Corp.	80,042	3,838,814
Bear Stearns Cos. Þ	12,890	1,285,133
Blackrock, Inc. Þ	2,973	589,754
E*TRADE Financial Corp. * Þ	28,844	132,682
GLG Partners, Inc. Þ	1,184	16,280
Goldman Sachs Group, Inc.	24,859	5,634,044
Janus Capital Group, Inc. Þ	4,273	143,445
Jefferies Group, Inc.	13,583	347,181
Legg Mason, Inc.	8,392	640,394
Lehman Brothers Holdings, Inc.	57,677	3,612,310
Merrill Lynch & Co., Inc.	71,438	4,281,994
MF Global, Ltd.	4,840	139,537
Morgan Stanley	107,624	5,673,937
Northern Trust Corp.	3,611	292,455
Raymond James Financial, Inc.	10,187	330,874
State Street Corp.	8,216	656,376

		30,276,941

Commercial Banks 6.5%
Associated Banc-Corp. Þ	13,810	375,770
BancorpSouth, Inc.	8,901	217,719
Bank of Hawaii Corp.	3,558	185,265
BB&T Corp.	59,667	2,152,785
BOK Financial Corp.	2,410	131,923
City National Corp. Þ	4,431	285,445
Colonial BancGroup, Inc. Þ	17,212	274,015
Comerica, Inc.	16,887	773,087
Commerce Bancorp, Inc.	14,776	588,380
Commerce Bancshares, Inc. Þ	7,914	358,751
Cullen/Frost Bankers, Inc. Þ	6,498	341,860
East West Bancorp, Inc. Þ	6,832	184,122
Fifth Third Bancorp	59,567	1,781,649
First Citizens Bancshares, Inc., Class A	651	102,005
First Horizon National Corp. Þ	13,617	300,663
Fulton Financial Corp. Þ	18,753	234,600
Huntington Bancshares, Inc.	39,562	620,728

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
November 30, 2007 (unaudited)

KeyCorp	42,481	1,118,950
M&T Bank Corp.	7,431	675,924
Marshall & Ilsley Corp. Þ	28,059	883,017
National City Corp. Þ	62,542	1,235,830
PNC Financial Services Group, Inc.	37,664	2,757,381
Popular, Inc. Þ	30,252	290,722
Regions Financial Corp.	76,312	2,016,926
SunTrust Banks, Inc.	38,619	2,707,578
Synovus Financial Corp. Þ	18,706	465,592
TCF Financial Corp.	14,004	271,818
U.S. Bancorp	188,285	6,230,351
UnionBanCal Corp.	5,178	279,560
Valley National Bancorp Þ	13,032	255,433
Wachovia Corp. °	215,295	9,257,685
Wells Fargo & Co.	367,922	11,931,711
Whitney Holding Corp. Þ	7,315	200,431
Wilmington Trust Corp. Þ	7,442	265,828
Zions Bancorp	11,706	638,796

		50,392,300

Consumer Finance 0.4%
AmeriCredit Corp. * Þ	11,901	136,504
Capital One Financial Corp.	42,384	2,259,491
Discover Financial Services	48,734	846,510
Student Loan Corp.	433	60,841

		3,303,346

Diversified Financial Services 7.5%
Bank of America Corp.	480,563	22,168,371
CIT Group, Inc.	20,768	552,429
Citigroup, Inc.	535,647	17,837,045
JPMorgan Chase & Co.	369,929	16,876,161
Leucadia National Corp. Þ	17,754	833,728
Nasdaq Stock Market, Inc. *	2,441	105,842

		58,373,576

Insurance 7.9%
ACE, Ltd.	33,627	2,011,903
AFLAC, Inc.	4,449	278,685
Alleghany Corp. Þ	537	219,428
Allied World Assurance Co. Holdings, Ltd.	6,540	302,671
Allstate Corp.	61,802	3,159,318
Ambac Financial Group, Inc. Þ	11,038	300,565
American International Group, Inc.	225,731	13,121,743
American National Insurance Co.	1,698	202,996
AON Corp.	31,795	1,588,796
Arch Capital Group, Ltd.	5,161	360,135
Arthur J. Gallagher & Co. Þ	8,196	215,391
Assurant, Inc. Þ	13,104	857,395
Axis Capital Holdings, Ltd.	16,649	634,993
Chubb Corp.	43,476	2,371,616
Cincinnati Financial Corp.	18,591	743,268
CNA Financial Corp. *	2,933	103,945
Conseco, Inc. Þ	20,423	262,231
Endurance Specialty Holdings, Ltd.	6,356	256,719
Erie Indemnity Co., Class A Þ	3,943	204,011

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
November 30, 2007 (unaudited)

Everest Re Group, Ltd.	6,842	717,931
Fidelity National Title Group, Inc., Class A Þ	24,002	374,911
First American Corp. Þ	9,926	339,271
Genworth Financial, Inc., Class A	47,092	1,235,694
Hartford Financial Services Group, Inc.	34,291	3,268,618
HCC Insurance Holdings, Inc.	6,894	211,922
Lincoln National Corp.	29,322	1,805,355
Loews Corp.	47,163	2,253,920
Markel Corp. *	1,078	519,758
Marsh & McLennan Cos.	56,327	1,414,934
MBIA, Inc. Þ	14,164	517,128
Mercury General Corp.	2,878	149,339
MetLife, Inc.	51,076	3,350,075
Nationwide Financial Services, Inc., Class A	5,731	256,520
Old Republic International Corp.	25,058	376,121
OneBeacon Insurance Group, Ltd.	3,065	64,671
PartnerRe, Ltd. Þ	4,786	395,180
Philadelphia Consolidated Holding Co. *	1,455	61,954
Principal Financial Group, Inc.	27,375	1,792,789
Progressive Corp.	75,597	1,390,985
Protective Life Corp.	7,588	313,991
Prudential Financial, Inc.	38,066	3,583,533
Reinsurance Group of America, Inc.	3,183	172,232
RenaissanceRe Holdings, Ltd.	7,825	462,536
SAFECO Corp.	10,239	590,893
StanCorp Financial Group, Inc.	5,362	279,307
The Hanover Insurance Group, Inc.	5,291	238,624
Torchmark Corp.	10,342	637,895
TransAtlantic Holdings, Inc.	1,871	139,109
Travelers Companies, Inc.	71,904	3,818,821
Unitrin, Inc. Þ	4,941	228,571
Universal American Financial Corp.	8,907	260,262
UnumProvident Corp.	39,070	970,499
W.R. Berkley Corp.	12,738	389,528
Wesco Financial Corp.	153	66,096
White Mountains Insurance Group, Ltd.	987	508,305
XL Capital, Ltd., Class A	17,780	1,040,663

		61,393,750

Real Estate Investment Trusts 2.4%
AMB Property Corp.	10,788	659,794
Annaly Mortgage Management, Inc.	43,512	748,842
Apartment Investment & Management Co., Class A	9,953	395,831
AvalonBay Communities, Inc.	8,625	857,670
Boston Properties, Inc.	11,096	1,092,068
Brandywine Realty Trust	9,426	193,233
BRE Properties, Inc. Þ	5,490	244,579
Camden Property Trust	6,153	323,709
CapitalSource, Inc. Þ	6,242	104,616
CBL & Associates Properties, Inc.	7,107	205,250
Colonial Properties Trust	5,033	123,258
Developers Diversified Realty Corp.	13,531	600,912
Douglas Emmett, Inc. Þ	11,208	269,104
Duke Realty Corp.	4,240	111,470
Equity Residential	29,353	1,092,225

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
November 30, 2007 (unaudited)

Essex Property Trust, Inc. Þ	1,431	148,452
Federal Realty Investment Trust	2,935	244,163
General Growth Properties, Inc.	10,499	487,574
HCP, Inc.	22,310	746,269
Health Care REIT, Inc. Þ	7,630	341,900
Hospitality Properties Trust	10,165	371,429
Host Hotels & Resorts, Inc.	56,533	1,084,868
HRPT Properties Trust	24,412	202,131
iStar Financial, Inc. Þ	13,879	406,238
Kimco Realty Corp.	23,251	918,182
Liberty Property Trust	9,958	311,785
Mack-Cali Realty Corp.	7,355	262,500
Plum Creek Timber Co., Inc.	17,648	818,338
ProLogis	3,473	227,204
Public Storage, Inc.	12,473	964,662
Rayonier, Inc.	7,873	365,150
Regency Centers Corp.	7,524	499,895
Simon Property Group, Inc.	10,696	1,053,021
SL Green Realty Corp.	6,434	668,493
Taubman Centers, Inc.	2,600	139,178
Thornburg Mortgage, Inc. Þ	14,153	150,871
Vornado Realty Trust	14,455	1,300,950

		18,735,814

Thrifts & Mortgage Finance 1.5%
Astoria Financial Corp.	9,401	235,401
Capitol Federal Financial Þ	736	24,943
Countrywide Financial Corp. Þ	64,258	695,272
Fannie Mae	105,371	4,048,354
Freddie Mac	43,549	1,527,263
Hudson City Bancorp, Inc.	35,491	540,173
IndyMac Bancorp, Inc. Þ	8,716	83,238
MGIC Investment Corp. Þ	8,995	211,562
New York Community Bancorp, Inc. Þ	34,821	648,019
People's United Financial, Inc.	7,211	122,371
PMI Group, Inc. Þ	8,784	116,212
Radian Group, Inc. Þ	8,689	98,533
Sovereign Bancorp, Inc.	46,430	546,481
TFS Financial Corp. Þ	9,377	115,806
Washington Federal, Inc. Þ	9,457	221,956
Washington Mutual, Inc. Þ	95,555	1,863,323
Webster Financial Corp.	5,796	195,267

		11,294,174

HEALTH CARE 7.4%
Biotechnology 0.5%
Amgen, Inc. *	33,539	1,853,030
Biogen Idec, Inc. *	25,224	1,869,603
Millennium Pharmaceuticals, Inc. *	15,579	229,634

		3,952,267

Health Care Equipment & Supplies 0.6%
Beckman Coulter, Inc.	1,261	89,190
Boston Scientific Corp. *	144,232	1,821,650
Cooper Cos. Þ	2,892	124,443

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund November 30, 2007 (unaudited)

Covidien, Ltd.	53,670	2,152,704
Hillenbrand Industries, Inc.	5,537	298,112
Kinetic Concepts, Inc. * Þ	1,051	61,631

		4,547,730

Health Care Providers & Services 0.7%
Aetna, Inc.	10,596	592,104
AmerisourceBergen Corp.	9,802	444,717
Brookdale Senior Living, Inc. Þ	3,087	102,180
Community Health Systems, Inc. * Þ	9,475	316,654
Coventry Health Care, Inc. *	1,100	63,668
Health Management Associates, Inc., Class A Þ	26,239	178,688
Lifepoint Hospitals, Inc. *	6,252	197,813
McKesson Corp.	2,510	167,492
Omnicare, Inc. Þ	11,569	294,778
Quest Diagnostics, Inc. Þ	1,235	67,999
Tenet Healthcare Corp. * Þ	11,576	63,784
Universal Health Services, Inc., Class B	3,563	181,535
WellPoint, Inc. *	33,966	2,860,277

		5,531,689

Health Care Technology 0.0%
IMS Health, Inc.	2,274	53,098

Life Sciences Tools & Services 0.4%
Applera Corp. - Applied Biosystems Group	14,971	511,409
Charles River Laboratories International, Inc. *	4,803	305,135
Invitrogen Corp. *	3,159	306,455
PerkinElmer, Inc.	9,714	264,998
Thermo Fisher Scientific, Inc. *	22,982	1,324,682

		2,712,679

Pharmaceuticals 5.2%
Eli Lilly & Co.	54,972	2,910,767
Johnson & Johnson	196,042	13,279,885
King Pharmaceuticals, Inc. *	26,386	279,428
Merck & Co., Inc.	40,836	2,424,025
Pfizer, Inc.	760,003	18,057,671
Watson Pharmaceuticals, Inc. *	4,652	136,350
Wyeth	69,046	3,390,159

		40,478,285

INDUSTRIALS 10.5%
Aerospace & Defense 1.6%
Alliant Techsystems, Inc. * Þ	498	58,181
DRS Technologies, Inc.	4,167	246,728
General Dynamics Corp.	37,745	3,351,001
Honeywell International, Inc.	12,159	688,443
L-3 Communications Holdings, Inc.	8,999	995,739
Northrop Grumman Corp.	35,017	2,758,989
Raytheon Co.	23,263	1,438,817
Spirit AeroSystems Holdings, Inc., Class A	1,390	48,581
United Technologies Corp.	41,998	3,140,190

		12,726,669

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
November 30, 2007 (unaudited)

Air Freight & Logistics 0.1%
FedEx Corp.		5,366	528,390

Airlines 0.2%
Northwest Airlines Corp.		9,605	174,619
Southwest Airlines Co.		62,796	888,563
UAL Corp. Þ		5,094	208,548
US Airways Group, Inc. * Þ		8,811	183,005

			1,454,735

Building Products 0.2%
Armstrong World Industries, Inc.		2,105	89,884
Lennox International, Inc.		5,069	171,535
Masco Corp.		38,529	863,050
Owens Corning, Inc. Þ		11,940	262,799
USG Corp. * Þ		8,677	318,359

			1,705,627

Commercial Services & Supplies	0.3%
Allied Waste Industries, Inc. *		26,263	299,661
Avery Dennison Corp.		1,685	87,805
Cintas Corp.		3,511	112,317
Copart, Inc. *		496	18,531
Pitney Bowes, Inc.		4,329	166,666
R.R. Donnelley & Sons Co.		23,834	873,754
Republic Services, Inc.		1,909	63,322
Steelcase, Inc. Þ		1,861	28,157
Waste Management, Inc.		24,598	844,203

			2,494,416

Construction & Engineering 0.1%
KBR, Inc.		18,277	727,790
Shaw Group, Inc.		743	47,121
URS Corp. * Þ		6,749	388,000

			1,162,911

Electrical Equipment 0.2%
Cooper Industries, Inc.		13,439	674,907
Emerson Electric Co.		14,554	829,869
Hubbell, Inc., Class B		4,295	235,924

			1,740,700

Industrial Conglomerates 5.3%
3M Co.		4,991	415,551
Carlisle Cos. Þ		4,893	194,790
General Electric Co.		990,433	37,923,680
Teleflex, Inc.		4,244	256,040
Tyco International, Ltd.		53,670	2,153,777

			40,943,838

Machinery 1.7%
AGCO Corp. *		3,428	236,326
Crane Co.		5,515	247,844
Deere & Co.		23,190	3,984,042
Dover Corp.		15,008	694,570
Eaton Corp.		13,992	1,249,626

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
November 30, 2007 (unaudited)

Flowserve Corp. *	624	58,712
Gardner Denver, Inc. *	5,726	189,588
Illinois Tool Works, Inc.	13,644	757,242
Ingersoll-Rand Co., Ltd., Class A	27,672	1,428,982
ITT Corp.	17,219	1,109,592
Kennametal, Inc.	1,772	138,305
Lincoln Electric Holdings, Inc.	1,472	102,701
Pall Corp.	1,159	44,332
Parker Hannifin Corp.	18,814	1,494,396
Pentair, Inc.	10,806	366,540
SPX Corp.	5,674	577,386
Timken Co.	10,276	327,702
Trinity Industries, Inc. Þ	1,096	27,740

		13,035,626

Marine 0.0%
Alexander & Baldwin, Inc. Þ	4,646	238,712

Road & Rail 0.7%
Avis Budget Group, Inc.	7,108	106,833
Burlington Northern Santa Fe Corp.	2,198	183,577
Con-Way, Inc. Þ	1,087	45,959
CSX Corp.	39,244	1,648,248
Hertz Global Holdings, Inc. Þ	12,083	230,785
Kansas City Southern * Þ	3,319	114,273
Norfolk Southern Corp.	20,950	1,072,850
Ryder System, Inc.	6,284	272,474
Union Pacific Corp.	11,263	1,420,715
YRC Worldwide, Inc. * Þ	6,227	110,280

		5,205,994

Trading Companies & Distributors 0.1%
GATX Corp.	3,165	117,200
United Rentals, Inc. Þ	9,291	216,202
W.W. Grainger, Inc. Þ	1,188	104,900

		438,302

INFORMATION TECHNOLOGY 3.3%
Communications Equipment 0.6%
ADC Telecommunications, Inc. *	12,699	210,295
JDS Uniphase Corp. * Þ	10,076	135,623
Juniper Networks, Inc. *	15,755	468,239
Motorola, Inc.	250,649	4,002,864
Tellabs, Inc. *	47,406	329,946

		5,146,967

Computers & Peripherals 1.0%
International Business Machines Corp.	30,177	3,174,017
Lexmark International, Inc., Class A * Þ	4,670	162,890
NCR Corp. *	17,046	408,081
QLogic Corp. *	1,556	21,037
SanDisk Corp. *	10,033	375,636
Seagate Technology, Inc.	36,561	942,908
Sun Microsystems, Inc.	72,009	1,496,337
Teradata Corp.	17,046	442,514

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
November 30, 2007 (unaudited)

Western Digital Corp. *	16,869	466,090

		7,489,510

Electronic Equipment & Instruments 0.5%
Arrow Electronics, Inc. *	6,037	223,429
Avnet, Inc. *	6,685	230,633
AVX Corp. Þ	4,393	62,952
Ingram Micro, Inc., Class A	15,710	312,629
Jabil Circuit, Inc.	7,374	124,989
Molex, Inc.	6,408	176,605
Sanmina-SCI Corp. *	44,642	79,016
Tech Data Corp. *	5,954	223,930
Tyco Electronics, Ltd.	53,670	2,006,721
Vishay Intertechnology, Inc. *	16,639	207,821

		3,648,725

IT Services 0.4%
Affiliated Computer Services, Inc., Class A *	5,831	244,669
CheckFree Corp. *	1,851	88,108
Computer Sciences Corp. * Þ	18,757	990,745
Convergys Corp. *	14,825	241,796
Electronic Data Systems Corp.	23,144	468,897
Fidelity National Information Services, Inc.	3,274	141,502
Genpact, Ltd.	593	8,480
Hewitt Associates, Inc., Class A *	3,859	144,712
Metavante Technologies, Inc. Þ	9,353	213,061
Unisys Corp. * Þ	37,658	186,784
Western Union Co.	4,769	107,779

		2,836,533

Office Electronics 0.2%
Xerox Corp. *	101,505	1,713,405

Semiconductors & Semiconductor Equipment 0.3%
Advanced Micro Devices, Inc. * Þ	38,763	378,327
Atmel Corp. *	48,634	213,503
Cree, Inc. * Þ	6,853	168,790
Fairchild Semiconductor International, Inc. *	7,879	124,961
Integrated Device Technology, Inc.	14,223	172,525
International Rectifier Corp. * Þ	6,078	197,657
Intersil Corp., Class A	6,629	165,327
LSI Logic Corp. * Þ	31,637	175,585
Micron Technology, Inc. * Þ	55,204	459,297
Novellus Systems, Inc. * Þ	4,389	114,158
Rambus, Inc. * Þ	2,381	46,168
Teradyne, Inc. * Þ	9,308	101,364

		2,317,662

Software 0.3%
CA, Inc.	16,721	409,497
Cadence Design Systems, Inc. *	21,822	362,245
Compuware Corp. *	6,164	50,915
Fair Isaac Corp. Þ	5,597	206,865
Novell, Inc. *	32,855	230,642
Symantec Corp. *	83,521	1,486,674

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
November 30, 2007 (unaudited)

VMware, Inc., Class A * Þ	733	66,974

		2,813,812

MATERIALS 4.2%
Chemicals 2.1%
Air Products & Chemicals, Inc.	12,409	1,228,987
Airgas, Inc.	536	26,521
Ashland, Inc.	6,077	299,232
Cabot Corp.	2,053	70,664
Celanese Corp., Ser. A	4,927	195,503
Chemtura Corp.	24,476	183,570
Cytec Industries, Inc.	4,559	279,649
Dow Chemical Co.	103,226	4,329,298
E.I. DuPont de Nemours & Co.	84,120	3,882,138
Eastman Chemical Co.	9,110	584,953
FMC Corp.	8,293	453,793
Huntsman Corp. Þ	9,780	248,021
International Flavors & Fragrances, Inc. Þ	2,236	112,113
Lubrizol Corp.	5,530	354,694
Lyondell Chemical Co.	25,058	1,182,738
Mosaic Co. *	9,566	661,489
PPG Industries, Inc.	17,778	1,220,282
Rohm & Haas Co. Þ	6,842	372,000
RPM International, Inc.	1,833	34,919
Scotts Miracle-Gro Co., Class A Þ	3,839	141,698
Sigma-Aldrich Corp.	9,926	522,604
Valspar Corp.	9,793	220,734
Westlake Chemical Corp. Þ	2,077	41,062

		16,646,662

Containers & Packaging 0.3%
Bemis Co., Inc. Þ	11,327	307,301
Owens-Illinois, Inc. *	1,056	47,404
Sealed Air Corp.	15,080	352,420
Smurfit-Stone Container Corp. *	27,616	304,052
Sonoco Products Co.	10,829	328,985
Temple-Inland, Inc. Þ	11,459	526,770

		1,866,932

Metals & Mining 1.2%
Alcoa, Inc.	94,160	3,424,599
Carpenter Technology Corp. Þ	2,363	178,288
Commercial Metals Co.	12,911	399,079
Freeport-McMoRan Copper & Gold, Inc.	7,264	718,628
Newmont Mining Corp.	26,852	1,334,276
NuCor Corp.	25,320	1,499,197
Reliance Steel & Aluminum Co.	6,419	331,156
Steel Dynamics, Inc.	6,289	316,400
United States Steel Corp.	12,812	1,251,732

		9,453,355

Paper & Forest Products 0.6%
Domtar Corp. * Þ	25,319	192,424
International Paper Co.	47,167	1,591,886
Louisiana-Pacific Corp. Þ	11,297	173,748
MeadWestvaco Corp. Þ	19,973	656,513

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
November 30, 2007 (unaudited)

Weyerhaeuser Co.	23,381	1,711,022

		4,325,593

TELECOMMUNICATION SERVICES 6.1%
Diversified Telecommunication Services 5.4%
AT&T, Inc.	667,664	25,511,441
CenturyTel, Inc.	11,860	505,592
Citizens Communications Co.	30,554	396,591
Embarq Corp.	16,359	833,491
Qwest Communications International, Inc. * Þ	174,216	1,155,052
Verizon Communications, Inc.	314,403	13,585,354
Windstream Corp.	23,152	299,818

		42,287,339

Wireless Telecommunication Services 0.7%
Clearwire Corp. Þ	2,512	39,112
Crown Castle International Corp. *	4,569	191,670
Sprint Nextel Corp.	304,576	4,727,019
Telephone & Data Systems, Inc.	6,132	381,717
U.S. Cellular Corp. *	1,222	100,204

		5,439,722

UTILITIES 6.5%
Electric Utilities 3.6%
American Electric Power Co., Inc.	43,182	2,058,486
Consolidated Edison, Inc. Þ	29,294	1,419,294
DPL, Inc. Þ	5,683	172,081
Duke Energy Corp.	136,386	2,699,079
Edison International	35,282	1,975,086
Entergy Corp.	21,362	2,553,614
Exelon Corp.	39,917	3,236,071
FirstEnergy Corp.	33,010	2,263,166
FPL Group, Inc.	44,011	3,070,207
Great Plains Energy, Inc. Þ	9,313	276,410
Hawaiian Electric Industries, Inc. Þ	8,876	205,479
Mirant Corp. Þ	8,728	336,814
Northeast Utilities	16,737	528,555
NRG Energy, Inc. * Þ	5,117	216,910
Pepco Holdings, Inc.	20,909	587,543
Pinnacle West Capital Corp.	10,855	465,245
PPL Corp.	10,616	540,991
Progress Energy, Inc.	27,924	1,363,250
Reliant Energy, Inc.	36,994	963,324
Sierra Pacific Resources Þ	20,461	351,929
Southern Co. Þ	81,413	3,062,757

		28,346,291

Gas Utilities 0.5%
AGL Resources, Inc.	8,424	312,362
Atmos Energy Corp.	9,617	251,869
Energen Corp.	7,768	495,132
Equitable Resources, Inc.	3,161	167,091
National Fuel Gas Co. Þ	9,040	430,756
ONEOK, Inc.	11,250	523,125
Questar Corp.	12,285	656,633

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
November 30, 2007 (unaudited)

Southern Union Co.	11,641	347,484
UGI Corp.	11,504	304,166

		3,488,618

Independent Power Producers & Energy Traders 0.1%
Constellation Energy Group, Inc.	4,374	438,319
Dynegy, Inc., Class A *	30,687	233,528

		671,847

Multi-Utilities 2.3%
Alliant Energy Corp.	12,317	511,402
Ameren Corp.	22,418	1,207,209
CMS Energy Corp. Þ	24,311	423,741
Dominion Resources, Inc. Þ	63,068	2,978,702
DTE Energy Co.	17,728	869,558
Energy East Corp.	17,113	473,003
Integrys Energy Group, Inc. Þ	8,196	418,078
MDU Resources Group, Inc.	19,691	537,367
NiSource, Inc.	29,678	549,340
NSTAR Þ	11,566	404,810
OGE Energy Corp.	9,935	353,686
PG&E Corp.	38,064	1,761,221
Public Service Enterprise Group, Inc.	27,465	2,629,499
Puget Energy, Inc.	12,655	355,226
SCANA Corp.	12,634	538,335
Sempra Energy	28,568	1,788,928
TECO Energy, Inc. Þ	22,700	393,164
Vectren Corp. Þ	8,284	243,218
Wisconsin Energy Corp.	12,664	605,846
Xcel Energy, Inc. Þ	44,281	1,023,334

		18,065,667

Water Utilities 0.0%
Aqua America, Inc. Þ	13,382	296,277

Total Common Stocks (cost $633,786,949)		770,289,568

EXCHANGE TRADED FUND 0.7%
iShares Russell 1000 Value Index Fund (cost $5,838,474)	70,807	5,789,888

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 7.1%
MUTUAL FUND SHARES 7.1%
Navigator Prime Portfolio, 4.79% § (cost $55,495,138)	55,495,138	55,495,138

SHORT-TERM INVESTMENTS 0.1%

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bill, 2.98%, 02/28/2008 ß ƒ	$ 100,000	99,280

	Shares	Value

MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund, Class I, 4.88% q ø	359,748	359,748

Total Short-Term Investments (cost $459,028)		459,028

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
November 30, 2007 (unaudited)

Total Investments (cost $695,579,589) 106.9%	832,033,622
Other Assets and Liabilities (6.9%)	(53,794,635)

Net Assets 100.0%	$ 778,238,987

*  Non-income producing security

Þ  All or a portion of this security is on loan.

°  Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $8,901,711 at November 30, 2007. The Fund earned $266,840 of income from Wachovia Corporation during the six months ended November 30, 2007, which is included in income from affiliates.

§  Rate shown is the 1-day annualized yield at period end.

ß  Rate shown represents the yield to maturity at date of purchase.

ƒ  All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.

q  Rate shown is the 7-day annualized yield at period end.

ø  Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of November 30, 2007:

Financials	30.1%
Energy	15.0%
Industrials	10.5%
Consumer Staples	8.7%
Consumer Discretionary	7.4%
Health Care	7.4%
Utilities	6.6%
Telecommunication Services	6.1%
Materials	4.2%
Information Technology	3.3%
Other	0.7%

100.0%

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $686,318,130) including $57,711,613 of securities loaned	$ 822,416,189
Investments in affiliates, at value (cost $9,261,459)	9,617,433

Total investments	832,033,622
Receivable for securities sold	1,332,073
Dividends receivable	2,065,041
Receivable for daily variation margin on open futures contracts	17,220
Receivable for securities lending income	11,726
Receivable from investment advisor	7,029

Total assets	835,466,711

Liabilities
Payable for securities purchased	1,650,746
Payable for securities on loan	55,495,138
Due to related parties	6,321
Accrued expenses and other liabilities	75,519

Total liabilities	57,227,724

Net assets	$ 778,238,987

Net assets represented by
Paid-in capital	$ 550,297,846
Undistributed net investment income	26,375,850
Accumulated net realized gains on investments	65,117,927
Net unrealized gains on investments	136,447,364

Total net assets	$ 778,238,987

Shares outstanding (unlimited number of shares authorized)
Class I	53,586,556

Net asset value per share
Class I	$ 14.52

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2007 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $956)	$ 9,728,019
Income from affiliates	286,380
Securities lending	78,181
Interest	2,049

Total investment income	10,094,629

Expenses
Advisory fee	1,301,229
Administrative services fee	404,020
Transfer agent fees	111
Trustees' fees and expenses	8,540
Printing and postage expenses	6,904
Custodian and accounting fees	104,015
Professional fees	24,048
Other	10,630

Total expenses	1,859,497
Less: Expense reductions	(8,160)
Fee waivers and expense reimbursements	(1,751,712)

Net expenses	99,625

Net investment income	9,995,004

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	38,497,232
Futures contracts	29,879

Net realized gains on investments	38,527,111
Net change in unrealized gains or losses on investments	(109,940,233)

Net realized and unrealized gains or losses on investments	(71,413,122)

Net decrease in net assets resulting from operations	$ (61,418,118)

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2007		Year Ended
	(unaudited)		May 31, 2007

Operations
Net investment income	$ 9,995,004		$ 16,805,892
Net realized gains on investments		38,527,111		26,175,337
Net change in unrealized gains or
losses on investments		(109,940,233)		105,995,232

Net increase (decrease) in net assets
resulting from operations		(61,418,118)		148,976,461

Distributions to shareholders from
Net investment income		0		(20,329,523)
Net realized gains		0		(143,965,390)

Total distributions to shareholders		0		(164,294,913)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	0	0	10,912,143	195,000,000
Net asset value of shares issued in
reinvestment of distributions	0	0	11,272,416	164,294,913
Payment for shares redeemed	0	0	(697,837)	(10,000,000)

Net increase in net assets resulting
from capital share transactions		0		349,294,913

Total increase (decrease) in net assets		(61,418,118)		333,976,461
Net assets
Beginning of period		839,657,105		505,680,644

End of period	$ 778,238,987		$ 839,657,105

Undistributed net investment income	$ 26,375,850		$ 16,380,846

See Combined Notes to Financial Statements

COMBINED NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Market Index Fund (“Market Index Fund”), Evergreen Market Index Growth Fund (“Market Index Growth Fund”) and Evergreen Market Index Value Fund (“Market Index Value Fund”), (collectively, the “Funds”) are each a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund offers Class I shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to, or protect against changes in, security values, each Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by each Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in each Fund’s financial statements. Fluctuations in the value of the contracts are recorded in each Statement of Assets and Liabilities as an asset or liability and in each Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Securities lending

Each Fund may lend its securities to certain qualified brokers in order to earn additional income. The Funds receive compensation in the form of fees or interest earned on the investment of any cash collateral received. The Funds also continue to receive interest and dividends on the securities loaned. The Funds receive collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Funds could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand.

COMBINED NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Funds and is paid an annual fee starting at 0.32% and declining to 0.25% as the average daily net assets of each Fund increase. For the six months ended November 30, 2007, the advisory fee was equivalent to 0.32% of each Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2007, EIMC waived its advisory fees and reimbursed other expenses as follows:

		Other Expenses	Other Expenses
	Fees Contractually	Contractually	Voluntarily
	Waived	Reimbursed	Reimbursed

Market Index Fund	$887,617	$233,697	$83,208
Market Index Growth Fund	1,527,412	180,729	334,087
Market Index Value Fund	1,301,229	165,852	284,631

Each Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliates on each Fund’s Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Funds. ESC receives account fees that vary based on the type of account held by the shareholders in each Fund.

COMBINED NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended November 30, 2007:

	Cost of Purchases	Proceeds from Sales

Market Index Fund	$13,966,600	$9,826,213
Market Index Growth Fund	183,924,904	213,993,595
Market Index Value Fund	178,058,799	157,311,124

At November 30, 2007, Market Index Fund had open long futures contracts outstanding as follows:

				Initial
				Contract	Value at
Expiration			Contracts	Amount	November 30, 2007	Unrealized Loss

December	2007	39	E-mini S&P 500 Futures	$2,915,880	$2,893,215	$22,665

December	2007	33	S&P 500 Futures	12,351,007	12,240,525	110,482

At November 30, 2007, Market Index Growth Fund had open long futures contracts outstanding as follows:

				Initial
				Contract	Value at	Unrealized
Expiration			Contracts	Amount	November 30, 2007	Gain (Loss)

December	2007	6	E-mini S&P 500 Futures	$443,404	$445,110	$1,706

December	2007	3	S&P 500 Futures	1,118,046	1,112,775	(5,271)

At November 30, 2007, Market Index Value Fund had open long futures contracts outstanding as follows:

				Initial
				Contract	Value at	Unrealized
Expiration			Contracts	Amount	November 30, 2007	Gain (Loss)

December	2007	3	E-mini S&P 500 Futures	$221,138	$222,555	$1,417

December	2007	5	S&P 500 Futures	1,862,710	1,854,624	(8,086)

During the six months ended November 30, 2007, each Fund loaned securities to certain brokers. At November 30, 2007, the value of securities on loan and the total value of collateral (including the market value of U.S. Treasury obligations and U.S. government agency obligations received as non-cash collateral) were as follows:

	Value of	Value of Cash	Value of Non-Cash	Total Value of
	Securities on Loan	Collateral	Collateral	Collateral

Market Index Fund	$25,987,396	$24,494,657	$1,720,685	$26,215,342
Market Index Growth Fund	70,840,112	62,958,089	9,072,836	72,030,925
Market Index Value Fund	57,711,613	55,495,138	2,472,824	57,967,962

On November 30, 2007, composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes was as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation

Market Index Fund	$390,230,477	$194,686,756	$16,515,477	$178,171,279
Market Index Growth Fund	708,267,106	286,274,190	18,309,389	267,964,801
Market Index Value Fund	696,027,942	171,898,269	35,892,589	136,005,680

COMBINED NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Funds may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Funds to borrow from, or lend money to, other participating funds. During the six months ended November 30, 2007, the Funds did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Funds’ custodian, a portion of fund expenses for each Fund has been reduced.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Funds may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Funds and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended November 30, 2007, the Funds had no borrowings.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds' prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could

COMBINED NOTES TO FINANCIAL STATEMENTS (unaudited) continued

increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB statement 109 ("FIN 48"). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Each Fund's financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Funds does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Market Index Fund

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Market Index Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee's requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds' advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors.

Market Index Fund

ADDITIONAL INFORMATION (unaudited) continued

The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the

Market Index Fund

ADDITIONAL INFORMATION (unaudited) continued

Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one- and three-year periods ended December 31, 2006, the Fund’s Class I shares had underperformed the Fund’s benchmark index, the S&P 500 Index, but outperformed a majority of the funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by all of the other funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund's advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Market Index Growth Fund

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Market Index Growth Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee's requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds' advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and

Market Index Growth Fund

ADDITIONAL INFORMATION (unaudited) continued

with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as

Market Index Growth Fund

ADDITIONAL INFORMATION (unaudited) continued

well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one-year period ended December 31, 2006, the Fund’s Class I shares had outperformed the Fund’s benchmark index, the Russell 1000 Growth Index, and a majority of the funds against which the Trustees compared the Fund’s performance. The Trustees also noted that, for the three-year period ended December 31, 2006, the Fund’s Class I shares had performed near but below the Fund’s benchmark index, and that the Fund’s Class I shares performance was in the third quintile of funds against which the Trustees compared the Fund’s performance for the same period.

The Trustees noted that the Fund’s management fee was lower than the management fees paid by the other funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund's advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these

Market Index Growth Fund

ADDITIONAL INFORMATION (unaudited) continued

factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Market Index Value Fund

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Market Index Value Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee's requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds' advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and

Market Index Value Fund

ADDITIONAL INFORMATION (unaudited) continued

with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as

Market Index Value Fund

ADDITIONAL INFORMATION (unaudited) continued

well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one- and three-year periods ended December 31, 2006, the Fund’s Class I shares had performance similar to the Fund’s benchmark index, the Russell 1000 Value Index, but that the Fund's Class I shares had outperformed a majority of the funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund’s management fee was lower than the management fees paid by the other funds against which the Trustees compared the Fund’s management fee and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund's advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Senior Vice President,
Trustee	Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur
DOB: 12/25/1963	Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $285 billion in assets as of September 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

564618 rv5 1/2008

Evergreen Investments[SM]
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564618 rv5 1/2008

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 29, 2008

By: ________________________
Jeremy Depalma
Principal Financial Officer

Date: January 29, 2008